                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                         ENDED FEBRUARY 28, 1999

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)


CALIFORNIA TAX-FREE INCOME FUND
FLORIDA TAX-FREE INCOME FUND
NEW YORK TAX-FREE INCOME FUND
OHIO TAX-FREE INCOME FUND



KEMPER STATE TAX-FREE
INCOME SERIES

              "... While other fixed income asset classes, such as corporate bonds and Treasuries, often experienced extreme volatility, municipal bonds remained relatively stable while providing good relative performance. ..."



                                                             [KEMPER FUNDS LOGO]

CONTENTS
4
ECONOMIC OVERVIEW
6
PERFORMANCE UPDATE
8
TERMS TO KNOW
9
CALIFORNIA'S
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
16
FLORIDA'S
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
20
NEW YORK'S
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS

AT A GLANCE

-----------------------------------------------------------------------------
 KEMPER STATE TAX-FREE INCOME FUNDS' TOTAL RETURNS
-----------------------------------------------------------------------------
 FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 1999 (UNADJUSTED FOR ANY SALES CHARGE)

 CALIFORNIA
                                  [BAR GRAPH]
------------------------------------------------------------------------------

                                                                                                        LIPPER CALIFORNIA TAX-FREE
                                                 KEMPER CALIFORNIA TAX-      KEMPER CALIFORNIA TAX-       INCOME FUNDS CATEGORY
KEMPER CALIFORNIA TAX-FREE INCOME FUND CLASS A  FREE INCOME FUND CLASS B    FREE INCOME FUND CLASS C             AVERAGE*
----------------------------------------------  ------------------------    ------------------------    --------------------------
2.06%                                                    1.65%                       1.67%                        2.09%

-----------------------------------------------------------------------------

 FLORIDA
                                  [BAR GRAPH]

                                                                                                         LIPPER FLORIDA TAX-FREE
                                                 KEMPER FLORIDA TAX-FREE     KEMPER FLORIDA TAX-FREE      INCOME FUNDS CATEGORY
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS A        INCOME FUND CLASS B         INCOME FUND CLASS C              AVERAGE*
-------------------------------------------      -----------------------     -----------------------     -----------------------
1.67%                                                     1.36%                       1.37%                        1.78%

-----------------------------------------------------------------------------

 NEW YORK
                                  [BAR GRAPH]

                                                                                                        LIPPER NEW YORK TAX-FREE
                                                  KEMPER NEW YORK TAX-        KEMPER NEW YORK TAX-        INCOME FUNDS CATEGORY
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS A    FREE INCOME FUND CLASS B    FREE INCOME FUND CLASS C            AVERAGE*
--------------------------------------------    ------------------------    ------------------------    ------------------------
2.18%                                                     1.75%                        1.78%                        1.91%

-----------------------------------------------------------------------------
  OHIO
                                  [BAR GRAPH]

                                                                                                          LIPPER OHIO TAX-FREE
                                                  KEMPER OHIO TAX-FREE        KEMPER OHIO TAX-FREE        INCOME FUNDS CATEGORY
KEMPER OHIO TAX-FREE INCOME FUND CLASS A           INCOME FUND CLASS B         INCOME FUND CLASS C              AVERAGE*
----------------------------------------          --------------------        --------------------        ---------------------
1.96%                                                     1.47%                        1.48%                        1.96%

Returns and rankings are historical and do not guarantee future results. investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than original cost.
-----------------------------------------------------------------------------
  NET ASSET VALUE
-----------------------------------------------------------------------------
  CALIFORNIA

                                  AS OF     AS OF
                                 2/28/99   8/31/98
 .........................................................
KEMPER CALIFORNIA TAX-FEE
INCOME FUND CLASS A               $7.50     $7.65
 .........................................................
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS B               $7.51     $7.66
 .........................................................
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS C               $7.45     $7.60
 .........................................................

  FLORIDA

                                 AS OF     AS OF
                                 2/28/99   8/31/98
 .........................................................
KEMPER FLORIDA TAX-FEE
INCOME FUND CLASS A              $10.34    $10.62
 .........................................................
KEMPER FLORIDA TAX-FREE
INCOME FUND CLASS B              $10.33    $10.60
 .........................................................
KEMPER FLORIDA TAX-FREE
INCOME FUND CLASS C              $10.33    $10.60
 .........................................................

 NEW YORK

                                 AS OF     AS OF
                                 2/28/99   8/31/98
 .........................................................
KEMPER NEW YORK TAX-FEE
INCOME FUND CLASS A              $10.85    $11.11
 .........................................................
KEMPER NEW YORK TAX-FREE
INCOME FUND CLASS B              $10.87    $11.13
 .........................................................
KEMPER NEW YORK TAX-FREE
INCOME FUND CLASS C              $10.84    $11.10
 .........................................................

 OHIO

                                 AS OF     AS OF
                                 2/28/99   8/31/98
 .........................................................
KEMPER OHIO TAX-FEE
INCOME FUND CLASS A              $10.48    $10.54
 .........................................................
KEMPER OHIO TAX-FREE
INCOME FUND CLASS B              $10.47    $10.54
 .........................................................
KEMPER OHIO TAX-FREE
INCOME FUND CLASS C              $10.47    $10.54
 .........................................................

CONTENTS
24
OHIO'S
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
28
FINANCIAL STATEMENTS
31
NOTES TO
FINANCIAL STATEMENTS
36
FINANCIAL HIGHLIGHTS
44
SHAREHOLDER'S MEETING

AT A GLANCE
------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' LIPPER RANKINGS AS OF 2/28/99*
------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES
------------------------------------------------------------------
CALIFORNIA MUNICIPAL DEBT CATEGORY

                   CLASS A    CLASS B    CLASS C
 .........................................................
1-YEAR             #43 of     #87 of     #97 of
                  107 funds  107 funds  107 funds
 .........................................................
5-YEAR             #24 of       N/A        N/A
                  65 funds
 .........................................................
10-YEAR            #10 of       N/A        N/A
                  33 funds
 .........................................................

15-YEAR             #2 of       N/A        N/A
                   8 funds
 .........................................................

------------------------------------------------------------------
 FLORIDA MUNICIPAL DEBT CATEGORY

                   CLASS A   CLASS B   CLASS C
 .........................................................
1-YEAR             #32 of    #59 of    #60 of
                  63 funds  63 funds  63 funds
 .........................................................
5-YEAR             #7 of      N/A       N/A
                  36 funds
 .........................................................

------------------------------------------------------------------
 NEW YORK MUNICIPAL DEBT CATEGORY

                   CLASS A   CLASS B   CLASS C
 .........................................................
1-YEAR             #30 of    #69 of    #81 of
                  99 funds  99 funds  99 funds
 .........................................................
5-YEAR             #12 of     N/A       N/A
                  60 funds
 .........................................................
10-year            #6 of      N/A       N/A
                  30 funds
 .........................................................

------------------------------------------------------------------
 OHIO MUNICIPAL DEBT CATEGORY

                   CLASS A   CLASS B   CLASS C
 .........................................................
1-YEAR             #16 of    #45 of    #44 of
                  52 funds  52 funds  52 funds
 .........................................................
5-YEAR             #1 of      N/A       N/A
                  36 funds
 .........................................................

* Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable.

DIVIDEND REVIEW
------------------------------------------------------------------
THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF FEBRUARY 28, 1999.
------------------------------------------------------------------
 CALIFORNIA

                           CLASS A   CLASS B   CLASS C
 ..............................................................
SIX-MONTHS INCOME:         $.1694    $.1389    $.1399
 ..............................................................
FEBRUARY DIVIDEND:         $.0253    $.0205    $.0210
 ..............................................................
ANNUALIZED DISTRIBUTION
RATE+:                      4.33%     3.52%     3.63%
 ..............................................................
SEC YIELD+                  3.66%     3.00%     2.87%
 ..............................................................
TAX EQUIVALENT YIELD:       6.41%     5.25%     5.03%
 ..............................................................
BASED ON A MARGINAL INCOME TAX RATE OF 42.9% (COMBINED
CALIFORNIA STATE AND FEDERAL INCOME TAX RATE)
 ..............................................................

------------------------------------------------------------------
 FLORIDA

                           CLASS A   CLASS B   CLASS C
 ..............................................................
SIX-MONTHS INCOME:         $.2289    $.1939    $.1813
 ..............................................................
FEBRUARY DIVIDEND:         $.0360    $.0294    $.0286
 ..............................................................
ANNUALIZED DISTRIBUTION
RATE+:                      4.47%     3.66%     3.55%
 ..............................................................
SEC YIELD+                  3.73%     3.09%     2.90%
 ..............................................................
TAX EQUIVALENT YIELD:       5.93%     4.91%     4.61%
 ..............................................................
BASED ON A MARGINAL INCOME TAX RATE OF 37.1%
(FEDERAL INCOME TAX RATE)
 ..............................................................

------------------------------------------------------------------
 NEW YORK

                           CLASS A   CLASS B   CLASS C
 ..............................................................
SIX-MONTHS INCOME:         $.2448    $.2005    $.2073
 ..............................................................
FEBRUARY DIVIDEND:         $.0362    $.0294    $.0286
 ..............................................................
ANNUALIZED DISTRIBUTION
RATE+:                      4.29%     3.50%     3.49%
 ..............................................................
SEC YIELD+                  3.75%     3.11%     3.10%
 ..............................................................
TAX EQUIVALENT YIELD:       6.72%     5.57%     5.56%
 ..............................................................
BASED ON A MARGINAL INCOME TAX RATE OF 44.2% (COMBINED
NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAX
RATE)
 ..............................................................

------------------------------------------------------------------
 OHIO

                           CLASS A   CLASS B   CLASS C
 ..............................................................
SIX-MONTHS INCOME:         $.2163    $.1858    $.1856
 ..............................................................
FEBRUARY DIVIDEND:         $.0344    $.0280    $.0282
 ..............................................................
ANNUALIZED DISTRIBUTION
RATE+:                      4.22%     3.44%     3.46%
 ..............................................................
SEC YIELD+                  3.58%     2.95%     2.98%
 ..............................................................
TAX EQUIVALENT YIELD:       6.09%     5.02%     5.07%
 ..............................................................
BASED ON A MARGINAL INCOME TAX RATE OF 41.2% (COMBINED
OHIO STATE AND FEDERAL INCOME TAX RATE)
 ..............................................................

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on February 28, 1999. distribution rate simply measures the level of dividends and is not a complete measure of performance. the SEC yield is net investment income per share earned over the month ended February 28, 1999 shown as an annualized percentage of the maximum offering price on that date. the SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable federal and state marginal tax rate. income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax. Yields and distribution rates are historical and will fluctuate.

Economic OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR'S DEGREE AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER INVESTMENTS, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $280 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

If you think the first quarter of 1999 has seemed rather anticlimactic compared to 1998, you're not alone. The year began with a quiet bang in the U.S. stock market, with the Dow Jones Industrial Average hitting an all-time high. While stock market volatility has continued, it seems to be phasing investors less and less. Even global events are being taken in stride. Europe's Economic and Monetary Union (EMU) was launched without much notice. And when Brazil's economy recently took a turn for the worse, Wall Street was only mildly concerned. Also contributing to today's laid-back attitude -- the impeachment trial of President Clinton has all but fizzled into obscurity without significantly affecting the U.S. economy or markets.

  Indeed, the U.S. economy looks good. The fundamentals by which we measure the state of the economy remain strong. We continue to see solid consumer spending growth, continued investment spending and low inflation. This suggests that there are no internal problems for continued U.S. economic growth.

  Additionally, we can expect the Federal Reserve Board to keep short-term interest rates steady. At both the February 3 and March 30 meetings, the Fed left interest rates unchanged. It is likely that this "hands-off" approach will continue at the Fed's May 18 meeting, particularly if U.S. inflation remains in check and there is a degree of slowdown in the U.S. economy. Caution is warranted here, though, if growth continues far above the Fed's view of noninflationary growth. In that case, the Fed could adopt a bias to tighten.

  The U.S. budget surplus for 1998 came in at $60 billion, with another budget surplus of between $95 billion and $105 billion expected for fiscal 1999. Growth in the nation's gross domestic product (GDP), which represents the total value of all goods and services produced within the U.S. economy, has remained steady. GDP, driven by consumer spending, is expected to grow at an annualized rate of approximately 3 to 3.5 percent in 1999. We also anticipate modest capital spending and inventory growth.

  The consumer price index (CPI) remains in the vicinity of 2 percent. However, energy prices, which were down 6 to 7 percent last year and helped keep the CPI down, are unlikely to remain so low this year. For 1999, inflation should register at 2 to 2.5 percent.

  Employment growth has slowed to 2 percent, but combined with real wage growth of between 2 percent and 2.5 percent, produces real income growth between 4 percent and 5 percent. In addition, gains in household net worth, which tends to fuel consumer spending, are on the rise. Banks appear to be only a little less willing to lend in 1999, so the threat of a general credit crunch is minimal. As a result of all these factors, consumer spending should continue to grow this year.

  On a less positive note, two factors need to be watched. First, corporate profits have slowed in 1999, growing at a rate of 1 percent to 3 percent on a year-over-year basis. As a result, we may see a slowdown in capital spending this year. Second, the current U.S. account deficit is rising, which suggests the U.S. economy is increasingly dependent on foreign capital inflows to finance its economic activity. This is acceptable as long as foreign money continues to flow in. But if foreign investors, particularly the Japanese, no longer wish to invest in the United States, we can expect pressure on interest rates and the dollar, as well as increased uncertainty and market volatility.

  Given the events of the last two years, investors may be comforted by the fact that the U.S. markets and economy have withstood the test of tumultuous times. While certain countries, such as Malaysia, Indonesia, Brazil and Russia, are still suffering from economic crises, others, including the Philippines, South Korea, Thailand and China, continue to recover and grow. As long as the Fed and the Group of Eight leading industrial nations (G8) are committed to avoiding recession on national and global levels respectively, investors have a good chance of experiencing a more stable economic environment.

  At home, there has been somewhat of a slowdown in manufacturing, as reduced U.S. exports reflect foreign economic turmoil. But the global impact of the Asian crisis still has not hit the U.S. as hard as some analysts expected. Indeed, Asian turmoil has not affected U.S. export

 ECONOMIC OVERVIEW

---------------------------------------------------------------------------
 ECONOMIC GUIDEPOSTS
---------------------------------------------------------------------------
   ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

       THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                         NOW (3/31/99)  6 MONTHS AGO  1 YEAR AGO  2 YEARS AGO
                         -------------  ------------  ----------  -----------
[S]                          [C]           [C]            [C]         [C]
Ten Year Treasury Rate       5.23           4.81          5.65        6.69
Prime Rate                   7.75           8.49          8.50        8.30
Inflation*                   1.79           1.43          1.38        2.76
The U.S. Dollar*            -0.54           4.31          4.88        8.58
Capital goods orders*        2.35          11.44          8.10        5.52
Industrial production*       1.88           3.56          5.05        5.86
Employment growth*           2.21           2.50          2.57        2.52

   (1) Falling interest rates in recent years have been a big plus for financial assets.
   (2) The interest rate that commercial lenders charge their best borrowers.
   (3) Inflation reduces an investor's real return. in the last five years, inflation has been as high as 6 percent. the low, moderate inflation of the last few years has meant high real returns.
   (4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.
   (5) These influence corporate profits and equity performance.
   (6) An influence on family income and retail sales.
       *Data as of January 31, 1999.

   Source: Economics Department, Scudder Kemper Investments, Inc.

volumes as much as it has lowered import prices and helped reduce global interest rates.

  Ultimately, Europe's recently inaugurated EMU is likely to bring more flexibility and growth potential for the region. European equities may be the beneficiaries of increased spending, as governments seek to ease fiscal and monetary policy, foster growth and reduce unemployment. It's going to be interesting to watch as the monetary union continues to evolve. One lesson for investors -- particularly those with international holdings -- is to diversify. With the democratization of the world, the globalization of trade and more free market economies at our fingertips, international markets are becoming more and more attractive. But if you subscribe to the concept of international investment, be cautious -- don't put all of your investment eggs in one basket (i.e. country or region).

  Other key elements to watch in 1999: the race for the next presidency and information technology preparedness for the year 2000. And remember, while it is nearly impossible to predict the next big crisis, preparedness through diversification and risk control are key.

  Thank you for choosing to invest with Kemper Funds. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ JOHN E. SILVIA

John E. Silvia

The information contained in this piece has been taken from sources believed to be reliable, but the accuracy of the information is not guaranteed. the opinions and forecasts expressed are those of Dr. John Silvia as of April 5, 1999, and may not actually come to pass. This information is subject to change. No part of this material is intended as an investment recommendation.

To obtain a Kemper Funds Prospectus, download one now, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information including management fees and expenses. Please read it carefully before you invest or send money.

PERFORMANCE UPDATE

MUNICIPAL BONDS WERE IN THE EYE OF A HURRICANE DURING THE FIRST SIX MONTHS OF THE FISCAL YEAR. AS INVESTOR FOCUS SHIFTED FROM TURBULENCE OVERSEAS TO UNEXPECTEDLY STRONG ECONOMIC GROWTH IN THE U.S., GOVERNMENT BOND YIELDS FLUCTUATED SUBSTANTIALLY. MUNICIPAL BONDS, HOWEVER, HELD THEIR GROUND IN THE MIDST OF THE TURMOIL. BELOW, THE MANAGEMENT TEAM DISCUSS THE MARKET'S PERFORMANCE AND HOW THE FUNDS WERE POSITIONED IN RESPONSE.

Q
      HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE LAST SIX MONTHS RELATIVE TO OTHER FIXED-INCOME ASSET CLASSES?

A
      While other fixed income asset classes, such as corporate bonds and Treasuries, often experienced extreme volatility, municipal bonds remained relatively stable while providing good relative performance.

  For example, the Lehman Brothers Municipal Bond Index gained 3.07 percent for the six-month period ended February 28, 1999, while Lehman Brothers Government Bond index returned 0.75 percent. Of course, the return for municipal bonds doesn't take into account the tax advantage they offer. So municipal bonds were obviously a good place to be if you were a fixed income investor, especially a nervous one.

Q
      WHY WERE OTHER MARKETS SO VOLATILE?

A
      The volatility in other markets was primarily precipitated by events outside the United States. Last summer, turbulence in foreign markets prompted a massive flight-to-quality as global investors sought a safe haven for their assets. Since U.S. government bonds were the obvious choice, billions of dollars poured into the U.S. bond market. This demand pushed prices up and yields down, particularly on Treasury bonds.

  In October, after several months of feverish price gains, U.S. government bonds underwent a violent readjustment. Uncertainty regarding the magnitude and sustainability of low inflation in the U.S., compounded by a flight FROM quality in the Treasury market caused yields to rise. The Federal Reserve Board easing on October 15, followed by two more easings, helped support domestic asset markets.

  Through February, the market was caught in the dynamic tension between a strong domestic growth environment and turbulent markets overseas. In February, a strong economic report for the fourth quarter of 1998 indicating 6%+ annual growth substantiated investor concerns regarding fears of higher interest rates in the U.S.

Q
      WHY DID MUNICIPAL BONDS SEEM TO BE IMMUNE TO ALL THIS?

A
      "Immune" is probably too strong a word. These changes affected the municipal market of course, but they had less of an impact because different forces were acting to limit a municipal rally when Treasury prices were rising, but also limit a muni sell-off when Treasury prices fell.

  When the Treasury market was rallying, the municipal market's progress was impeded by heavy

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

PERFORMANCE UPDATE

issuance. The declining rate environment that characterized the majority of 1998 increased the supply of municipal bonds in two ways:

  1) New issues -- new bond offerings flooded the market as local governments tried to capitalize on low interest rates to beef up infrastructure such as highways and water/sewer projects.

  2) Refinancing bonds -- when rates decline, municipal issuers look to refinance their debt, just like private homeowners refinance their mortgages when rates fall. So municipal governments issued new lower-yielding bonds to replace the higher-yielding ones.

  In mid-1998, it looked as if it might be a record year for issuance. But as volatility increased during the fall, issuance slacked off. Fortunately, much of the supply was sopped up by hedge funds and "crossover" buyers, primarily investors who usually buy taxable bonds, but who recognized the outstanding value in municipals. Such "non-traditional" buyers helped offset the glut of issuance.

  When Treasuries and other fixed income classes were being pummeled, two factors helped support municipal bond prices. First, supply decreased dramatically. Second, the previous dramatic yield decline on U.S. government bonds had caused municipal bonds to actually OUTYIELD similar maturity Treasuries (according to THE BOND BUYER REVENUE Bond Index). Historically, that's very unusual. Because the tax-advantage of municipal bonds is typically "built in" to the price, long-maturity municipal bonds typically yield about 80-90 percent of a similar maturity Treasury. So munis represented an incredible value throughout the six-month period, which helped support prices when the Treasury market was under pressure.

  Municipals now yield about 95 percent of what similar maturity Treasuries do -- that's less than in previous months, but historically munis are still very attractive.

Q
      HOW DID THE FUND RESPOND TO THE MARKET'S CONDITIONS?

A
      As always, we tried to add value in two ways. Duration and issue selection.

  DURATION. As you may know, duration is an indication of a portfolio's sensitivity to changes in interest rates. If you expect the market to rally and interest rates to go down, you want to lengthen duration to help the fund participate as much as possible. If you expect interest rates to trend up, you want to shorten duration to help lessen the negative effects.

  Duration can dramatically impact fund performance, so we don't make particularly big moves. We tend to stay close to a neutral duration (7-8 years) and make modest adjustments on either side of that.

  Going into the fiscal year, oil prices were at new lows, commodity prices were declining and inflationary concerns remained generally absent -- all good for bonds. So the funds' durations were slightly long, which helped them participate in the rally. However, when the market turned gloomy in October, our longer durations hurt us a bit. During the remainder of the year, durations on the funds were reduced closer to a neutral level.

  ISSUE SELECTION. Through most of the period, we concentrated on purchasing intermediate-maturity bonds, which right now provide about 90 percent of the return of longer maturities, but entail substantially less potential risk. We funded some of the purchases with sales of lower-rated paper that, in light of tight credit spreads, didn't compensate us for additional risk. Our overall goal was to produce good returns while eliminating bonds that could underperform if economic growth slackened.

  So far this fiscal year, these moves produced returns that were about "middle of the pack" for our peer group. But considering how volatile the markets have been, we're fairly satisfied with that result, considering that the portfolios' improved credit quality and shorter duration should reduce their sensitivity to market gyrations.

Q
      HOW DO YOU VIEW THE ATTRACTIVENESS OF MUNICIPAL BONDS FOR THE REST OF THE YEAR VERSUS OTHER TYPES OF BONDS?

A
      Despite strength in the economy, favorable inflation figures should keep interest rates near current levels in the near future. Against that backdrop, we believe the municipal market provides excellent value, with yields still near those of Treasuries. Plus, strong municipal finances should help reduce credit concerns. While heavier issuance, which generally comes in the second quarter, may limit some of the market's upside potential, we think municipal bonds offer an attractive alternative for skittish fixed-income investors.

TERMS TO KNOW

BOND RATINGS Grades assigned by credit-rating agencies to corporate and municipal debt securities, based on the borrower's expected ability to repay. The higher the grade, the lower the interest rate a borrower will usually pay. The two major credit rating firms are Moody's Investors Service, Inc. and Standard and Poor's.

CROSSOVER BUYERS Newcomers to a particular market who do not usually buy securities in that market, but who are drawn by attractive, often temporary values.

DURATION A measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer a portfolio's duration, the greater its sensitivity to interest rate changes.

REVENUE BOND INDEX (RBI) RBI is the average yield on 25 revenue bonds with 30-year maturities compiled by The Bond Buyer, a newspaper that reports on the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PORTFOLIO Statistics

KEMPER CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                      ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
    REVENUE BONDS                               66%                   69%
-----------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                     18                    11
-----------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                    16                    20
-----------------------------------------------------------------------------------
                                               100%                  100%

                                           [PIE CHART]            [PIE CHART]
                                           ON 2/28/99             ON 8/31/98

-----------------------------------------------------------------------------------
QUALITY                                    ON 2/28/99             ON 8/31/98
-----------------------------------------------------------------------------------
    AAA                                         55%                   60%
-----------------------------------------------------------------------------------
    AA                                          10                     9
-----------------------------------------------------------------------------------
    A                                           18                    15
-----------------------------------------------------------------------------------
    BBB                                         12                    12
-----------------------------------------------------------------------------------
    NOT RATED                                    5                     4
-----------------------------------------------------------------------------------
                                               100%                  100%

                                            [PIE CHART]          [PIE CHART]
                                            ON 2/28/99           ON 8/31/98


-----------------------------------------------------------------------------------
YEARS TO MATURITY                           ON 2/28/99           ON 8/31/98
-----------------------------------------------------------------------------------
    1-10 YEARS                                  13%                   13%
-----------------------------------------------------------------------------------
    11-20 YEARS                                 64                    55
-----------------------------------------------------------------------------------
    21 + YEARS                                  23                    32
-----------------------------------------------------------------------------------
                                               100%                  100%

                                           [PIE CHART]           [PIE CHART]
                                           ON 2/28/99            ON 8/31/98


-----------------------------------------------------------------------------------
AVERAGE MATURITY                           ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
                                            15.7 years            16.8 years
-----------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1999 (UNAUDITED)
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL
                     ISSUER                                                     AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------

ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------
                     County Public Facilities Corp., Certificates of
                       Participation, Rev., 7.80%, to be called 6-1-99 @ 102       $ 1,250   $  1,291
                     ------------------------------------------------------------------------------------
                     Orange County, Unified School District, Certificates of
                       Participation, Rev., 6.875%, to be called 6-1-99 @ 102        2,620      2,669
                     ------------------------------------------------------------------------------------
                     City of Los Angeles, Harbor Department, Rev., 8.70%, to be
                       called 9-1-99 @ 100                                           2,500      2,575
                     ------------------------------------------------------------------------------------
                     City of San Bernardino, Joint Powers Financing Auth., Lease
                       Rev., 7.15%, to be called 9-1-99 @ 102                        4,250      4,428
                     ------------------------------------------------------------------------------------
                     Coronado Community Dev. Agcy., Tax Allocation, Rev., 7.25%,
                       to be called 9-1-99 @ 102                                     4,500      4,691
                     ------------------------------------------------------------------------------------
                     Health Facilities Financing Auth., Eskaton Properties, Inc.,
                       Rev., 7.45%, to be called 5-1-00 @ 102                        3,600      3,915
                     ------------------------------------------------------------------------------------
                     Health Facilities Financing Auth., Children's Hospital,
                       Rev., 7.50%, to be called 11-1-00 @ 102                       4,800      5,131
                     ------------------------------------------------------------------------------------
                     University of California, Housing System Rev., 6.75%, to be
                       called 11-1-00 @ 102                                          1,515      1,632
                     ------------------------------------------------------------------------------------
                     Health Facilities Financing Auth., Kaiser Permanante, Rev.,
                       7.00%, to be called 12-1-00 @ 102                             3,550      3,853
                     ------------------------------------------------------------------------------------
                     City of Reedley, Sierra View Homes, Inc., Insured
                       Certificates of Participation, Rev., 7.60%, to be called
                       3-1-01 @ 102                                                  3,895      4,252
                     ------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, Santa Clara,
                       Rev., 7.875%, to be called 6-1-01 @ 102                       4,055      4,526
                     ------------------------------------------------------------------------------------
                     Health Facilities Financing Auth., Southern California
                       Presbyterian Homes, Rev., 6.70%, to be called 6-1-01 @ 102    2,000      2,182
                     ------------------------------------------------------------------------------------
                     City of San Bernardino, Sisters of Charity Health Care
                       System, Rev., 7.00%, to be called 7-1-01 @ 102                5,000      5,509
                     ------------------------------------------------------------------------------------
                     Yosemite Community College District, Certificates of
                       Participation, Rev., 7.75%, to be called 7-1-01 @ 102         1,540      1,675
                     ------------------------------------------------------------------------------------
                     Westminster Redev. Agcy., Westminster Commercial Redev.
                       Proj., Tax Allocation, Rev., 7.30%, to be called 8-1-01 @
                       102                                                           2,500      2,783
                     ------------------------------------------------------------------------------------
                     Emeryville, Public Financing Auth., Redev. Proj., Rev.,
                       6.50%, to be called 5-1-02 @ 102                              3,940      4,368
                     ------------------------------------------------------------------------------------
                     Fresno Health Facilities, Holy Cross Health Systems, St.
                       Agnes Medical Center, Rev., 6.50% and 6.625%, to be called
                       6-1-02 @ 102                                                  3,500      3,895
                     ------------------------------------------------------------------------------------
                     Lemon Grove Community Dev. Agcy., Tax Allocation, Rev.,
                       6.65% and 6.90%, to be called 8-1-02 @ 102                    2,500      2,809
                     ------------------------------------------------------------------------------------
                     Educational Facilities Auth., Mills College, Rev., 6.875%,
                       to be called 9-1-02 @ 102                                     1,775      2,003
                     ------------------------------------------------------------------------------------
                     Central Valley Financing Auth., Cogeneration Project, Rev.,
                       6.10%, to be called 7-1-03 @ 102                              8,700      9,692
                     ------------------------------------------------------------------------------------
                     Snowline Joint Unified School District, Certificates of
                       Participation, Rev., 6.30% and 6.40%, to be called 7-1-03
                       @ 102                                                         3,695      4,151
                     ------------------------------------------------------------------------------------
                     City of Sacramento, Cogeneration Auth., Procter and Gamble
                       Proj., Rev., 6.375% and 6.50%, to be called 7-1-05 @ 102     10,450     12,118
                     ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
                     City of Los Angeles, Convention & Exhibit Center,
                       Certificates of Participation, Rev., 9.00%, to be called
                       12-1-05 @ 100                                               $ 1,000   $  1,311
                     ------------------------------------------------------------------------------------
                     Northern California Power Agcy., Hydroelectric No. 1, 7.00%,
                       to be called 1-1-16 @ 100                                       210        263
                     ------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--9.3%                                  91,722
                     ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
---------------------------------------------------------------------------------------------------------
                     Community College Financing Auth., Lease Rev., 4.625%, 2019     5,125      4,864
                     ------------------------------------------------------------------------------------
                     Department of Water, Project Rev., 5.125%, 2015 and 2016        2,000      2,064
                     ------------------------------------------------------------------------------------
                     Education Facilities Auth.:
                       Chiropractic College, Rev., 5.10% to 5.75%, 2005 through
                         2017                                                        2,570      2,707
                       Claremont McKenna College, Rev., 5.10%, 2017                    800        816
                       University of San Diego, Rev., zero coupon, 2011 through
                         2014                                                        3,935      2,062
                       University of San Francisco, Rev., 6.00%, 2016                6,640      7,286
                     ------------------------------------------------------------------------------------
                     Gen. Oblg., 5.00% to 6.25%, 2012 through 2017                  35,130     36,432
                     ------------------------------------------------------------------------------------
                     Health Facilities Financing Auth.:
                       Adventist Health System West, Rev., 6.50%, 2007 and 2011      5,750      6,186
                       Catholic Healthcare Facilities Finance Auth., Rev., 6.00%,
                         2025                                                        5,000      5,443
                       Financing Authority, Rev., 6.90%, 2010                        5,985      7,175
                       Kaiser Permanante, Rev., zero coupon, 2009 and 2025          15,540     13,135
                       Small Facilities Loan, Insured Health Facility, Rev.,
                         6.70%, 2011                                                 1,200      1,305
                       Sutter Health Series, Rev., 5.00% to 5.50%, 2018 through
                         2019                                                        8,835      9,224
                     ------------------------------------------------------------------------------------
                     Housing Finance Agcy., Home Mortgage, Rev., 6.875% to 8.00%,
                       2010 through 2030                                            18,560     19,809
                     ------------------------------------------------------------------------------------
                     Residential Efficiency Financing Auth., Rev., 5.50% and
                       6.00%, 2017 and 2012                                          5,970      6,464
                     ------------------------------------------------------------------------------------
                     State Public Works Board of the State of California:
                       California Science Center, Rev., 5.25%, 2017                  1,000      1,027
                       California State University Series, Rev., 5.00% and
                         5.375%, 2012 through 2017                                  23,735     24,632
                       Department of Corrections, Lease Rev., 5.25% to 7.40%,
                         2010 through 2015                                          17,925     19,859
                       University of California, Rev., 5.50%, 2014                   8,915      9,762
                     ------------------------------------------------------------------------------------
                     Statewide Communities Dev. Auth.:
                       Arc of San Diego, Certificates of Participation, Rev.,
                         5.625%, 2020 and 2021                                       6,475      6,753
                       Cedars-Sinai Medical Center, Rev., 6.50%, 2012               20,205     23,349
                       Diablo Health Systems, Certificates of Participation,
                         Rev., 5.50%, 2012                                           4,000      4,403
                       San Gabriel Valley Medical Center, Rev., 5.50%, 2014          6,750      7,158
                       Triad Healthcare, Rev., 5.80%, 2000                           4,205      4,359
                     ------------------------------------------------------------------------------------
                     State Colleges and Universities:
                       San Diego State University, Rev., 5.625%, 2024                4,210      4,506
                       University of California, Housing System, Rev., 5.65% to
                         5.70%, 2012 and 2013                                       13,110     14,266
                     ------------------------------------------------------------------------------------
                     Alameda:
                       Corridor Transportation Auth., Rev., 5.125%, 2015 and 2017    8,420      8,688
                       Public Financing Auth., Rev., 6.375%, 2014                    2,000      2,041
                     ------------------------------------------------------------------------------------
                     Anaheim Public Financing Auth., Lease Rev., zero coupon,
                       2018                                                          5,130      1,907
                     ------------------------------------------------------------------------------------
                     Benicia Unified School District, Gen. Oblg., zero coupon,
                       2017 through 2020                                            12,130      4,299
                     ------------------------------------------------------------------------------------
                     Big Bear Lake, Water Rev., 6.00%, 2015 and 2022                15,405     17,703
                     ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
                     Bonita Canyon, Public Facilities Financing Auth., Special
                       Tax, Rev., 5.375%, 2028                                     $10,165   $  9,897
                     ------------------------------------------------------------------------------------
                     Burbank Unified School District, Gen. Oblg., zero coupon,
                       2011 through 2014                                            10,795      5,631
                     ------------------------------------------------------------------------------------
                     Cabrillo Unified School District, Gen. Oblg., zero coupon,
                       2019                                                          4,000      1,414
                     ------------------------------------------------------------------------------------
                     Campbell Unified School District, Gen. Oblg., zero coupon,
                       2018                                                          3,000      1,129
                     ------------------------------------------------------------------------------------
                     Carlsbad County Unified School District, Gen. Oblg., zero
                       coupon, 2007 through 2020                                    26,855     12,985
                     ------------------------------------------------------------------------------------
                     Central Valley:
                       Financing Auth., Cogeneration Project, Rev., 5.00%, 2016      3,220      3,224
                       School District, Gen. Oblg., zero coupon, 2009                6,000      3,824
                     ------------------------------------------------------------------------------------
                     City of Carson Redev. Agcy., Proj. No. 1, Tax Allocation,
                       Rev., 6.00%, 2016                                             3,350      3,518
                     ------------------------------------------------------------------------------------
                     City of Concord Redev. Agcy., Central Concord Proj., Tax
                       Allocation, Rev., 8.00%, 2018                                    40         41
                     ------------------------------------------------------------------------------------
                     City of Fresno, Unified School District, Gen. Oblg., 6.40%,
                       2016                                                          2,000      2,366
                     ------------------------------------------------------------------------------------
                     City of Long Beach:
                       Department of Water, Rev., 5.75%, 2015                        1,725      1,928
                       Harbor Department, Rev., 6.00%, 2016 and 2019                11,035     12,486
                     ------------------------------------------------------------------------------------
                     City of Los Angeles:
                       Community Redev. Agcy., Tax Allocation, Rev., 5.50%, 2017     1,260      1,358
                       Department of Airports, Ontario International Airport,
                         Rev., 5.90%, 2012                                           3,290      3,593
                       Department of Water and Power, Rev., 5.50%, 2012              5,000      5,446
                       Harbor Department, Rev., 6.25%, 2026                          2,320      2,562
                     ------------------------------------------------------------------------------------
                     City of Oakland:
                       Building Auth., Lease Rev., 5.50%, 2014                       6,970      7,486
                       Housing Finance, Rev., 7.10%, 2010                            1,385      1,458
                     ------------------------------------------------------------------------------------
                     City of Reedley, Sierra View Homes, Inc., Insured
                       Certificates of Participation, Rev., 5.85%, 2021              2,325      2,468
                     ------------------------------------------------------------------------------------
                     City of Sacramento:
                       Cogeneration Auth., Cogeneration Proj., Rev., 5.25%, 2014
                         and 2015                                                   11,255     11,761
                       Cogeneration Auth., Power Auth., Rev., 6.00%, 2022            5,000      5,337
                       Cogeneration Auth., Procter and Gamble Proj., Rev.,
                         6.375%, 2010                                                2,300      2,616
                       Finance Auth., Lease Rev., 5.00% and 5.40%, 2014 and 2020    15,000     15,632
                       Municipal Utility District, Electric Rev., 5.10% and
                         6.50%, 2006 and 2014                                        9,065      9,683
                     ------------------------------------------------------------------------------------
                     City of Salinas, Certificates of Participation, Rev.,
                       5.625%, 2017                                                  2,000      2,096
                     ------------------------------------------------------------------------------------
                     City of San Diego:
                       Certificates of Participation, Rev., 8.00%, 2002              4,225      4,505
                       Redevelopment Agcy., Tax Allocation, Rev., 5.125% to
                         6.625%, 2013 through 2017                                   4,480      4,801
                       San Ysidro School District, Gen. Oblg., 6.125%, 2021          1,400      1,591
                       Water Utility Funding System, Rev., 5.00% and 5.375%, 2021
                         and 2013                                                   19,000     19,188
                     ------------------------------------------------------------------------------------
                     City and County of San Francisco:
                       Civic Center Complex, Building Auth., Rev., 5.25%, 2016       6,775      7,045
                       Redev. Agcy., Horton Plaza Redev. Proj., Rev., 6.75%, 2015    2,200      2,521
                       San Francisco International Airport, Rev., 5.50% and
                         5.70%, 2011 through 2015                                   20,010     21,394
                     ------------------------------------------------------------------------------------
                     City of San Jose:
                       Redev. Agcy., Merged Area Redev. Proj., Tax Allocation,
                         Rev., 5.50%, 2014 through 2016                              9,520     10,204
                       Unified School District, Gen. Oblg., zero coupon, 2015 and
                         2017                                                        3,920      1,693
                     ------------------------------------------------------------------------------------
                     City of Torrance:
                       Memorial Hospital Medical Center, Rev., 6.75%, 2012           5,000      5,015
                       Redev. Agcy., Tax Allocation, Rev., 5.60% and 5.625%, 2028    2,400      2,414
                     ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
                     Contra Costa County:
                       County Public Financing, Lease Rev., 5.25%, 2012 and 2013   $ 5,750   $  6,132
                       Home Mortgage, Rev., 7.75%, 2020                              2,715      3,606
                     ------------------------------------------------------------------------------------
                     Corona-Norco University, Special Tax, Rev., 5.75%, 2014         2,750      3,006
                     ------------------------------------------------------------------------------------
                     Duarte, City of Hope National Medical Center, Certificates
                       of Participation, Rev., 6.25%, 2023                           4,000      4,262
                     ------------------------------------------------------------------------------------
                     East Bay Municipal Utility District, Wastewater System,
                       Rev., 5.25%, 2018 and 2019                                    2,280      2,351
                     ------------------------------------------------------------------------------------
                     Eldorado Public Agcy., Financial Auth., Rev., 5.60%, 2012       6,000      6,524
                     ------------------------------------------------------------------------------------
                     Emeryville, Public Financing Auth., Redev. Proj., Rev.,
                       6.50%, 2021                                                   6,315      6,763
                     ------------------------------------------------------------------------------------
                     Escondido Union High School District, Gen. Oblg., zero
                       coupon, 2015 through 2018                                    15,475      6,363
                     ------------------------------------------------------------------------------------
                     Fontana Public Financing Auth., Tax Allocation, Rev., 7.00%,
                       2021                                                          3,900      4,180
                     ------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, DeAnza Campus
                       Center Proj., Certificates of Participation, Rev., 7.35%,
                       2007                                                          1,700      1,873
                     ------------------------------------------------------------------------------------
                     Foothill/Eastern, Transit Corridor Agcy., Toll Road, Rev.,
                       6.00% and 6.50%, 2016 through 2034                           24,350     26,787
                     ------------------------------------------------------------------------------------
                     Foster County Public Financing Auth., Rev., 5.60% and 5.80%,
                       2012 and 2016                                                 2,225      2,372
                     ------------------------------------------------------------------------------------
                     Hawthorne Community Redev. Agcy., Tax Allocation, Rev.,
                       6.625%, 2014                                                  2,000      2,267
                     ------------------------------------------------------------------------------------
                     Hollister:
                       Joint Powers Financing Auth., Sewer System Improvement
                         Proj., Rev., 5.75%, 2011                                    3,815      4,019
                       Redev. Agcy., Tax Allocation, Community Dev. Proj., Rev.,
                         5.375%, 2013                                                2,630      2,823
                     ------------------------------------------------------------------------------------
                     Inglewood Civic Center:
                       Improvement Proj., Certificates of Participation, Rev.,
                         6.50% to 7.00%, 2011 through 2021                           9,525     10,152
                       Public Financing Auth., Rev., 7.00%, 2022                     9,210     10,202
                     ------------------------------------------------------------------------------------
                     Kern High School District, Gen. Oblg., 6.40%, 2012              3,095      3,663
                     ------------------------------------------------------------------------------------
                     Laguna Salada Unified School District, Gen. Oblg., zero
                       coupon, 2017 through 2020                                     8,215      2,971
                     ------------------------------------------------------------------------------------
                     Las Virgenes, Unified School District, Gen. Oblg., zero
                       coupon, 2013 and 2015                                         3,700      1,766
                     ------------------------------------------------------------------------------------
                     Loma Linda, University Medical Center, Rev., 7.00%, 2015        2,500      2,620
                     ------------------------------------------------------------------------------------
                     Los Angeles County:
                       Metropolitan Transportation Auth., Sales Tax Rev., 4.75%
                         to 6.00%, 2015 through 2023                                39,990     40,642
                       Public Works Financing Auth., Regional Parks and Open
                         Spaces, Rev., 5.00%, 2019                                   4,845      4,842
                       Transportation Commission, Sales Tax Rev., 7.40%, 2015        6,430      6,653
                       Unified School District, Gen. Oblg., 5.375% to 6.00%, 2012
                         through 2016                                               28,260     31,936
                     ------------------------------------------------------------------------------------
                     Los Banos, Certificates of Participation, Rev., 6.00%, 2019     2,100      2,181
                     ------------------------------------------------------------------------------------
                     Lucia Mar Unified School District, Gen. Oblg., zero coupon,
                       2016                                                          1,000        423
                     ------------------------------------------------------------------------------------
                     Martinez, Multiple Lenders, Home Mortgage, Rev., 10.375%,
                       2002                                                             30         33
                     ------------------------------------------------------------------------------------
                     Metropolitan Water District of Southern California, Rev.,
                       5.75%, 2021                                                   2,000      2,231
                     ------------------------------------------------------------------------------------
                     Mill Valley Certificates of Participation, The Redwoods,
                       Rev., 5.75%, 2020                                             3,230      3,414
                     ------------------------------------------------------------------------------------
                     Modesto Irrigation District Financing Auth., Domestic Water
                       Proj., Rev., 5.30% and 6.00%, 2022 and 2015                   9,500     10,235
                     ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
                     Montebello:
                       Community Redev. Agcy., Montebello Hills Redev., Tax
                         Allocation, Rev., 7.50%, 2010                             $ 3,750   $  3,828
                       Unified School District, Gen. Oblg., zero coupon, 2012 and
                         2013                                                        3,835      2,006
                     ------------------------------------------------------------------------------------
                     Moreno Valley, Towngate Community Facilities:
                       District 87-1, Improvement Area No. 1, Special Tax, Rev.,
                         7.125%, 2023                                                2,810      2,942
                       District 87-1-b, Special Tax, Rev., 6.50%, 2009               3,670      3,915
                     ------------------------------------------------------------------------------------
                     Murrieta Valley Unified School District, Gen. Oblg., zero
                       coupon, 2013 and 2021                                         9,470      3,799
                     ------------------------------------------------------------------------------------
                     Northern California Power Agcy.:
                       Hydroelectric No. 1, Rev., 5.00%, 2017 and 2018               8,475      8,512
                       Multiple Facilities, Rev., 5.25%, 2013 and 2015               2,000      2,113
                     ------------------------------------------------------------------------------------
                     Orange County Recovery, Certificates of Participation, Rev.,
                       6.00%, 2026                                                  13,000     14,237
                     ------------------------------------------------------------------------------------
                     Palmdale School District, Certificates of Participation,
                       Rev., zero coupon, 2019                                       1,420        498
                     ------------------------------------------------------------------------------------
                     Pleasanton Junction Power, Finance Auth., Reassessment Rev.,
                       6.15%, 2012                                                   8,820      9,472
                     ------------------------------------------------------------------------------------
                     Redondo Beach, South Bay, Redev. Proj., Rev., 7.00% and
                       7.125%, 2016 and 2026                                         3,000      3,333
                     ------------------------------------------------------------------------------------
                     Richmond Redev., Tax Allocation, Rev., 5.50%, 2018              2,350      2,496
                     ------------------------------------------------------------------------------------
                     Riverside County, Temecula Valley Unified School District,
                       Gen. Oblg., 5.80%, 2014                                       2,430      2,670
                     ------------------------------------------------------------------------------------
                     Sacramento County, Community Facilities, Special Tax, Rev.,
                       5.50% to 6.30%, 2010 through 2021                             6,045      6,277
                     ------------------------------------------------------------------------------------
                     Saddleback Valley Unified School District, Gen. Oblg.,
                       6.00%, 2012 through 2014                                      4,080      4,717
                     ------------------------------------------------------------------------------------
                     San Bernardino County, West Valley Detention Center,
                       Certificates of Participation, Rev., 6.50%, 2012              8,000      8,826
                     ------------------------------------------------------------------------------------
                     San Bruno Park School District, Gen. Oblg., zero coupon,
                       2014 through 2019                                             5,190      2,178
                     ------------------------------------------------------------------------------------
                     San Joaquin Hills, Transportation Corridor Agcy., Toll Road
                       Rev., zero coupon, 2011 through 2020                         56,475     27,576
                     ------------------------------------------------------------------------------------
                     San Juan, M-S-R Public Power Agcy., Rev., 6.75%, 2020           2,000      2,435
                     ------------------------------------------------------------------------------------
                     San Mateo County:
                       Power Auth., Certificate of Participation, Rev., 5.00%,
                         2012 through 2016                                           4,745      4,827
                       Transportation Auth., Rev., 5.00%, 2014 and 2015             11,600     11,880
                     ------------------------------------------------------------------------------------
                     Santa Clara County:
                       Redev. Agcy., Tax Allocation, Rev., 7.00%, 2010               1,300      1,601
                       Santa Clara, Electric Rev, 5.25%, 2014                        3,325      3,516
                       Whisman School District, Gen. Oblg., zero coupon, 2020        1,000        335
                     ------------------------------------------------------------------------------------
                     Santa Cruz County Housing Auth., Multi-Family Housing, Rev.,
                       7.75%, 2023                                                   2,000      2,102
                     ------------------------------------------------------------------------------------
                     Santa Margarita/Dana Point Auth., Rev., 7.25%, 2012 and 2013    7,075      9,084
                     ------------------------------------------------------------------------------------
                     South Orange County Public Finance Auth., Rev., 7.00%, 2008     1,000      1,222
                     ------------------------------------------------------------------------------------
                     South San Francisco:
                       Capital Improvement Financing Auth., Conference Center
                         Proj., Rev., 6.125%, 2018                                   3,925      4,175
                       Conference Center Financing, Certificates of
                         Participation, Rev., 5.00%, 2019                            1,500      1,477
                     ------------------------------------------------------------------------------------
                     Southern California Home Financing Auth., Single Family
                       Mortgage, Rev., 6.75% and 7.35%, 2022 and 2024                1,275      1,340
                     ------------------------------------------------------------------------------------
                     Stockton Community Facilities, Special Tax, Rev., 5.65% to
                       6.20%, 2007 through 2015                                      4,640      4,893
                     ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
                     Sunnyvale, Financing Auth., Wastewater, Refuge and Sludge
                       Management Facilities, Rev., 6.30%, 2017                    $ 4,000   $  4,241
                     ------------------------------------------------------------------------------------
                     Temple City, Unified School District, Gen. Oblg., zero
                       coupon, 2015                                                  1,250        561
                     ------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Gen. Oblg., 6.50%, 2015                                       4,000      4,838
                       Highway and Transportation Auth., Rev., 6.00%, 2018           6,000      6,913
                       Medical and Environmental Facilities, Rev., 5.00% and
                         5.50%, 2014 and 2015                                        2,000      2,092
                     ------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--89.4%                                 884,213
                     ------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--98.7%
                     (Cost: $918,578)                                                         975,935
                     ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

MONEY MARKET         Yield--3.10%
INSTRUMENTS
--1.3%
                     Due--March 1999
                     (Cost: $13,300)                                                13,300     13,300
                     ------------------------------------------------------------------------------------
                     TOTAL INVESTMENT PORTFOLIO--100%
                     (Cost: $931,878)                                                        $989,235
                     ------------------------------------------------------------------------------------

 NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $931,878,000 for federal income tax purposes at February 28, 1999, the gross unrealized appreciation was $58,433,000, the gross unrealized depreciation was $1,076,000 and the net unrealized appreciation on investments was $57,357,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS



KEMPER FLORIDA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                     ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
    REVENUE BONDS                               73%                   77%
-----------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                    14                    13
-----------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                     13                     9
-----------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                        --                     1
-----------------------------------------------------------------------------------
                                               100%                  100%

                                           [PIE CHART]           [PIE CHART]
                                           ON 2/28/99            ON 8/31/98

-----------------------------------------------------------------------------------
QUALITY                                    ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
    AAA                                         65%                   59%
-----------------------------------------------------------------------------------
    AA                                          11                    13
-----------------------------------------------------------------------------------
    A                                            6                     7
-----------------------------------------------------------------------------------
    BBB                                          9                    10
-----------------------------------------------------------------------------------
    NOT RATED                                    9                    11
-----------------------------------------------------------------------------------
                                               100%                  100%

                                           [PIE CHART]           [PIE CHART]
                                           ON 2/28/99            ON 8/31/98

-----------------------------------------------------------------------------------
YEARS TO MATURITY                          ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
    1-10 YEARS                                  15%                   11%
-----------------------------------------------------------------------------------
    11-20 YEARS                                 64                    57
-----------------------------------------------------------------------------------
    21+ YEARS                                   21                    32
-----------------------------------------------------------------------------------
                                               100%                  100%

                                           [PIE CHART]           [PIE CHART]
                                            ON 2/28/99            ON 8/31/98


-----------------------------------------------------------------------------------
AVERAGE MATURITY                           ON 2/28/99              ON 8/31/98
-----------------------------------------------------------------------------------
                                           15.5 years              17.0 years
------------------------------------------------------------------------------------

* Portfolio composition is subject to change

PORTFOLIO OF INVESTMENTS

KEMPER FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1999 (UNAUDITED)
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL
                       ISSUER                                                    AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------

ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------
                     Hillsborough County, Aviation Auth., Tampa International
                       Airport, Rev., 6.90%, to be called 10-1-99 @ 102            $  585   $    610
                     -----------------------------------------------------------------------------------
                     Volusia County Health Facilities Auth., Memorial Health
                       Systems, Hospital Facilities Rev., 8.25%, to be called
                       6-1-00 @ 102                                                 1,940      2,095
                     -----------------------------------------------------------------------------------
                     Department of Natural Resources, Preservation 2000, Rev.,
                       6.75% to be called 7-1-01 @ 102                              1,000      1,094
                     -----------------------------------------------------------------------------------
                     Dunedin, Mease Health Care, Hospital Rev., 6.75%, to be
                       called 11-15-01 @ 102                                          750        829
                     -----------------------------------------------------------------------------------
                     St. Petersburg Health Facilities Auth., Allegheny Health
                       System, Rev., 7.00%, to be called 12-1-01 @ 102                500        556
                     -----------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, to be called 10-1-02 @ 102                      2,125      2,422
                     -----------------------------------------------------------------------------------
                     Charlotte County, Utility System Rev., 6.75%, to be called
                       10-1-03 @ 102                                                  250        287
                     -----------------------------------------------------------------------------------
                     St. Petersburg Health Facilities Auth., Allegheny Health
                       System, Rev., 6.75%, to be called 12-1-03 @ 100              1,000      1,131
                     -----------------------------------------------------------------------------------
                     Jacksonville District, Water & Sewer Rev., 5.00%, to be
                       called 10-1-08 @ 100                                         1,000      1,070
                     -----------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--9.8%                                 10,094
                     -----------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------------------------------
                     Board of Education, Public Education Capital Outlay, Gen.
                       Oblg., 5.125% to 7.25%, 2014 through 2023                    2,840      2,962
                     -----------------------------------------------------------------------------------
                     Department of Natural Resources, Preservation 2000, Rev.,
                       5.25%, 2011                                                  1,000      1,067
                     -----------------------------------------------------------------------------------
                     Housing Finance Agcy., GNMA Collateralized Home Ownership
                       Rev., 7.90%, 2022                                              780        823
                     -----------------------------------------------------------------------------------
                     Ports Authority Financing Community, Gen. Oblg., 5.375%,
                       2016                                                         2,000      2,077
                     -----------------------------------------------------------------------------------
                     Broward County:
                       Airport System Rev., 5.25%, 2012                             1,000      1,051
                       North Site Proj., Resource Recovery Rev., 7.95%, 2008          775        821
                       Port Facilities Rev., 5.375%, 2012                           1,500      1,594
                       South Site Proj., Resource Recovery Rev., 7.95%, 2008          825        873
                     -----------------------------------------------------------------------------------
                     Cocoa Beach, Water and Sewer Rev., 5.25%, 2018                   650        683
                     -----------------------------------------------------------------------------------
                     Dade City Governmental Leasing Corp., Department of Health
                       and Rehabilitation Services, Rev., 9.00%, 2020               1,025      1,070
                     -----------------------------------------------------------------------------------
                     Dade County:
                       Housing Finance Auth., Single Family Mortgage Rev., 7.25%,
                         2023                                                         340        356
                       Miami International Airport, Aviation Facilities, Rev.,
                         5.125% and 6.55%, 2013 and 2014                            3,000      3,220
                       Public Service Tax Rev., 5.25%, 2017                         2,000      2,076
                       School District, Gen. Oblg., 5.375%, 2014                    1,000      1,078
                       Special Obligation, Rev., zero coupon, 2014                  2,000        924
                       Water and Sewer System Rev., 6.25% and 5.50%, 2011 and
                         2025                                                       2,500      2,675
                     -----------------------------------------------------------------------------------
                     Duval County Housing Finance Auth., Single Family Mortgage
                       Rev., 7.25%, 2019                                              395        416
                     -----------------------------------------------------------------------------------
                     Escambia County, Housing Finance Auth., Single Family
                       Mortgage Rev., 6.90%, 2020                                     770        812
                     -----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
                     Fort Pierce, Utilities System Rev., zero coupon, 2009         $4,695   $  2,957
                     -----------------------------------------------------------------------------------
                     Gainesville, Utilities System Rev., 6.50%, 2010                1,370      1,637
                     -----------------------------------------------------------------------------------
                     Hillsborough County:
                       Aviation Auth., Tampa International Airport, Rev., 6.90%,
                         2011                                                         665        692
                       Housing Finance Auth., Single Family Mortgage Rev., 6.50%
                         and 7.30%, 2019 and 2022                                   1,300      1,519
                       Utility Rev., 7.00%, 2014                                    1,325      1,421
                     -----------------------------------------------------------------------------------
                     Jacksonville, Electric Auth., Rev., zero coupon, 2011          1,140        643
                     -----------------------------------------------------------------------------------
                     Key West, Utility Board Electric Rev., zero coupon, 2014       4,975      2,345
                     -----------------------------------------------------------------------------------
                     Lakeland, Electric and Water Rev., zero coupon, 2009           2,000      1,260
                     -----------------------------------------------------------------------------------
                     Manatee County, Meditrust Proj., First Mortgage Rev., 7.35%,
                       2015                                                         1,570      1,758
                     -----------------------------------------------------------------------------------
                     Martin County, Industrial Dev. Auth., Indiantown
                       Cogeneration, L.P. Proj., Rev., 7.875%, 2025                 2,325      2,658
                     -----------------------------------------------------------------------------------
                     Nassau County, GF/Amelia Island Properties, Inc. Proj.,
                       Rev., 9.75%, 2023                                              980      1,121
                     -----------------------------------------------------------------------------------
                     North Miami, Johnson and Wales University Proj., Educational
                       Facilities Rev., 6.10% and 6.125%, 2013 and 2020             2,785      2,924
                     -----------------------------------------------------------------------------------
                     Orange County:
                       Health Facilities Auth., Rev., 6.25%, 2016 and 2018          3,500      4,065
                       Tourist Development Tax, Rev., 5.00%, 2018                   1,000      1,003
                     -----------------------------------------------------------------------------------
                     Orlando and Orange County Expressway Auth., Junior Lien,
                       Rev., 6.50%, 2012                                            1,000      1,201
                     -----------------------------------------------------------------------------------
                     Orlando:
                       Greater Orlando, Aviation Auth., Rev., 5.125%, 2017          1,000      1,010
                       Special Assessment Rev., 5.80%, 2026                         1,280      1,269
                       Utilities Commission, Water and Electric Rev., 6.75%, 2017   3,000      3,654
                     -----------------------------------------------------------------------------------
                     Palm Beach County:
                       Criminal Justice Facilities, Rev., 7.20%, 2015                 110        140
                       Gen. Oblg., 5.50%., 2014                                     1,000      1,091
                       Solid Waste Auth., Rev., zero coupon, 2013                   2,865      1,429
                     -----------------------------------------------------------------------------------
                     Pensacola, Health Facilities Auth., Rev., 5.25%, 2011          2,200      2,273
                     -----------------------------------------------------------------------------------
                     Pinellas County, Pollution Control Rev., 7.20%, 2014           2,000      2,179
                     -----------------------------------------------------------------------------------
                     Port Palm Beach, District of Florida, Rev., 5.375%, 2012       1,100      1,169
                     -----------------------------------------------------------------------------------
                     Port St. Lucie, Special Assessment, Rev., 5.00% and 5.40%,
                       2013 and 2016                                                3,000      3,105
                     -----------------------------------------------------------------------------------
                     Reedy Creek, Gen. Oblg., 5.25%, 2014                           1,000      1,046
                     -----------------------------------------------------------------------------------
                     St. John's County, Water and Sewer Rev., zero coupon, 2016       440        188
                     -----------------------------------------------------------------------------------
                     Sunrise, Utilities System Rev., 5.50%, 2018                    2,505      2,711
                     -----------------------------------------------------------------------------------
                     Tampa:
                       Hillsborough County Expressway Auth., Rev., 5.125%, 2017       475        483
                       Sports Auth., Special Purpose, Rev., 5.75%, 2020             2,075      2,310
                       Utility Tax, Rev., zero coupon, 2014 and 2016                3,540      1,649
                       Water Utility System, Rev., 5.125%, 2012                     1,000      1,054
                     -----------------------------------------------------------------------------------
                     Village Center Community Dev. District, Utility Rev., 6.00%,
                       2018                                                         1,250      1,422
                     -----------------------------------------------------------------------------------
                     Volusia County, Sales Tax Rev., 5.00%, 2013                    1,435      1,478
                     -----------------------------------------------------------------------------------
                     Westchase Community Dev. District, Rev., 5.80%, 2012           2,975      3,235
                     -----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., zero coupon, 2017                                   $3,500   $  1,407
                       Gen. Oblg., 6.00% and 6.25%, 2013 and 2016                   2,850      3,303
                       Highway and Transportation Auth., Rev., 6.00%, 2018          1,250      1,440
                     -----------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 6.00%, 2022                                            1,505      1,565
                     -----------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--90.2%                                 92,392
                     -----------------------------------------------------------------------------------
                     TOTAL INVESTMENT PORTFOLIO--100%
                     (Cost: $97,082)                                                        $102,486
                     -----------------------------------------------------------------------------------

 NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $97,082,000 for federal income tax purposes at February 28, 1999, the gross unrealized appreciation was $5,568,000, the gross unrealized depreciation was $164,000 and the net unrealized appreciation on investments was $5,404,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS


KEMPER NEW YORK TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                      ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
    REVENUE BONDS                               68%                   73%
-----------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                    17                    14
-----------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                     15                    11
-----------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                        --                     2
-----------------------------------------------------------------------------------
                                               100%                  100%

                                            [PIE CHART]          [PIE CHART]
                                            ON 2/28/99           ON 8/31/98

-----------------------------------------------------------------------------------
QUALITY                                     ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
    AAA                                         49%                   42%
-----------------------------------------------------------------------------------
    AA                                          14                    12
-----------------------------------------------------------------------------------
    A                                           22                    23
-----------------------------------------------------------------------------------
    BBB                                         11                    16
-----------------------------------------------------------------------------------
    B                                            1                     1
-----------------------------------------------------------------------------------
    NOT RATED                                    3                     6
-----------------------------------------------------------------------------------
                                               100%                  100%

                                           [PIE CHART]           [PIE CHART]
                                           ON 2/28/99            ON 8/31/98


----------------------------------------------------------------------------------
YEARS TO MATURITY                           ON 2/28/99            ON 8/31/98
----------------------------------------------------------------------------------
    1-10 YEARS                                 8%                    14%
----------------------------------------------------------------------------------
    11-20 YEARS                               69                     51
----------------------------------------------------------------------------------
    21 + YEARS                                23                     35
----------------------------------------------------------------------------------
                                             100%                   100%

                                           [PIE CHART]           [PIE CHART]
                                           ON 2/28/99            ON 8/31/98


----------------------------------------------------------------------------------
AVERAGE MATURITY                           ON 2/28/99             ON 8/31/98
----------------------------------------------------------------------------------
                                         16.7 years             17.6 years
----------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1999 (UNAUDITED)
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Mental Health Service
                       Facilities Improvement, Rev., 7.75%, to be called 2-15-00
                       @ 102                                                       $   365   $    388
                     ------------------------------------------------------------------------------------
                     Gen. Oblg., 7.75%, to be called 3-15-00 @ 101 1/2                  40         42
                     ------------------------------------------------------------------------------------
                     Environmental Facilities Corp., State Water Pollution
                       Control, Revolving Fund Rev., 7.25%, to be
                       called 6-15-01 @ 102                                            900        993
                     ------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Mental Health Service
                       Facilities, Improvement, Rev., 7.40%, to be called 2-15-02
                       @ 102                                                           755        847
                     ------------------------------------------------------------------------------------
                     Dormitory Auth., State University Educational Facilities,
                       Rev., 7.25%, to be called 5-15-02 @ 102                         155        175
                     ------------------------------------------------------------------------------------
                     Battery Park City Auth., Rev., 8.625%, to be called 6-1-05 @
                       100                                                              10         13
                     ------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--.9%                                    2,458
                     ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
---------------------------------------------------------------------------------------------------------
                     Dormitory Auth.:
                       City University System, Rev., 5.75% and 6.00%, 2013
                         through 2018                                               14,550     16,137
                       Colgate University, Rev., 6.00%, 2016 and 2021                1,750      2,006
                       Court Facilities, Rev., zero coupon and 5.25%, 2013
                         through 2019                                                6,440      5,956
                       Fordham University, Rev., 7.20%, 2015                           790        843
                       Hamilton College, Rev., 5.125%, 2013 through 2016             3,395      3,525
                       Interfaith, Rev., 5.25%, 2016                                 1,205      1,244
                       Judicial Lease Facility, Rev., 7.375%, 2016                     120        153
                       Mental Health Services Facilities Improvement, Rev., 5.00%
                         and 5.50%, 2012 and 2017                                    4,575      4,729
                       Montefiore Medical Center, Rev., 5.75%, 2007                  3,000      3,324
                       Pace University, Rev., 6.50%, 2011 through 2012               1,260      1,508
                       Special Activity School Districts, Rev., 5.25%, 2011
                         through 2015                                                5,265      5,587
                       State University Educational Facilities, Rev., 5.00%
                         through 7.50%, 2010 through 2020                           13,170     14,037
                       St. Joseph's Hospital Health Center, Rev., 6.00%, 2009        1,000      1,123
                       St. Vincent's Hospital and Medical Center, Rev., 7.375%,
                         2011                                                        2,440      2,677
                       Upstate Community Colleges, Rev., 5.875%, 2016                3,555      3,862
                       Wyndham Schools, Rev., 5.00%, 2018                            1,500      1,492
                     ------------------------------------------------------------------------------------
                     Energy Research and Dev. Auth.:
                       Consolidated Edison Company of New York, Inc. Proj., Rev.,
                         7.50%, 2025                                                 3,500      3,583
                       Lilco Project-Service, Rev., 5.15% and 5.30%, 2016 and
                         2025                                                        5,000      4,974
                     ------------------------------------------------------------------------------------
                     Environmental Facilities Corp.:
                       Riverbank State Park, Rev., 6.25%, 2012                       3,695      4,327
                       State Clean Water and Drinking, Revolving Fund Rev.,
                         5.25%, 2014                                                 5,090      5,334
                       State Water Pollution Control, Revolving Fund Rev., 7.25%
                         and 6.50%, 2010 and 2014                                      190        207
                     ------------------------------------------------------------------------------------
                     Gen. Oblg., Rev., 5.00% and 5.25%, 2013 and 2014                3,755      3,874
                     ------------------------------------------------------------------------------------
                     Housing Finance Agcy.:
                       Local Government Assistance Corp., zero coupon and 5.00%,
                         2009 and 2016                                               6,980      4,851
                       Multi-Family Mortgage, Rev., 6.95% and 6.00%, 2012 and
                         2027                                                        2,695      2,898
                       Service Contract Oblg., Rev., 7.25% and 7.30%, 2012             260        288
                       State University Construction, Rev., 8.00%, 2011                200        262
                       West-H.E.L.P. Housing, Rev., 7.55%, 2002                      2,120      2,173
                     ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy.:
                       Albany Medical Center, Rev., 8.00%, 2028                    $    55   $     56
                       Mental Health Service Facilities Improvement, Rev., 7.40%
                         to 7.875%, 2015 through 2020                                  875        925
                     ------------------------------------------------------------------------------------
                     Metropolitan Transportation Auth.:
                       Commuter Facilities, Rev., 5.00%, 2015                        3,000      3,035
                       Transit Facilities, Rev., 5.125% to 6.00%, 2012 through
                         2016                                                       15,250     16,464
                     ------------------------------------------------------------------------------------
                     Mortgage Agcy., Homeowner Mortgage, Rev., 6.45% to 7.875%,
                       2009 through 2022                                             8,225      8,722
                     ------------------------------------------------------------------------------------
                     Port Auth. of New York and New Jersey, Gen. Oblg., 6.25% and
                       9.125%, 2015                                                 10,550     12,090
                     ------------------------------------------------------------------------------------
                     Thruway Auth., Highway and Bridges Trust Fund, Rev., 5.25%
                       to 6.00%, 2011 through 2022                                   9,740     10,423
                     ------------------------------------------------------------------------------------
                     Urban Dev. Corp.:
                       Community Enhancement Facilities, Rev., zero coupon and
                         5.125%, 2013 and 2014                                       3,000      2,051
                       Control Facilities Service Contract, Rev., 5.25%, 2012          350        370
                       State Facilities, Rev., 5.60%, 2015                           2,260      2,438
                       Sub Lien Corp. Purpose, Rev., 5.50%, 2022                     5,000      5,168
                       Syracuse University Center for Science and Technology,
                         Rev., 5.50%, 2015 and 2017                                  9,390      9,958
                     ------------------------------------------------------------------------------------
                     Long Island, Power Auth., Electricity System, Rev., 5.125%
                       and 5.50%, 2016 through 2029                                 14,750     15,227
                     ------------------------------------------------------------------------------------
                     Monroe County, Gen. Oblg., 6.00% and 5.00%, 2018 and 2019       2,230      2,388
                     ------------------------------------------------------------------------------------
                     Nassau County:
                       Gen. Oblg., 6.00%, 2012 and 2013                              1,415      1,621
                       Industrial Development Agcy. Civic Facilities, Rev., zero
                         coupon, 2019                                                1,000        358
                     ------------------------------------------------------------------------------------
                     New York City:
                       Gen. Oblg., zero coupon to 7.75%, 2002 through 2025          33,015     28,301
                       Housing Dev. Corp., Multi-Unit Mortgage Rev., 7.30%, 2010     8,800      9,485
                       Municipal Water Finance Auth., Water and Sewer System,
                         Rev., 5.875% and 5.75%, 2026 and 2029                       5,500      5,923
                       Transitional Finance Auth., Rev., 5.25% and 5.00%, 2013
                         and 2016                                                    2,625      2,664
                     ------------------------------------------------------------------------------------
                     Niagara County, Water Treatment Plant, Gen. Oblg., 7.25% and
                       7.00% 2011 and 2012                                           1,215      1,419
                     ------------------------------------------------------------------------------------
                     Orange County Industrial Development Agcy., Life Care
                       Community, Rev., 5.625% and 5.70%, 2018 and 2028              3,500      3,439
                     ------------------------------------------------------------------------------------
                     Suffolk County, Water Authority Waterworks., Sub Lien, Rev.,
                       6.00%, 2014                                                   3,000      3,434
                     ------------------------------------------------------------------------------------
                     Triborough Bridge and Tunnel Auth., Gen. Purpose Rev.,
                       6.125%, 2021                                                  7,205      8,385
                     ------------------------------------------------------------------------------------
                     Ulster County, Resource Recovery Agcy., Solid Waste System,
                       Rev., 6.00%, 2014                                             3,000      3,142
                     ------------------------------------------------------------------------------------
                     Yonkers, Gen. Oblg., 5.25%, 2012                                1,250      1,320
                     ------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Gen. Oblg., zero coupon, 2008 and 2016                        6,000      2,807
                       Highway and Transit Auth., Rev., 5.50%, 2026                  2,000      2,075
                       Highway and Transportation Auth., Rev., 6.00%, 2018           2,750      3,168
                     ------------------------------------------------------------------------------------
                     Virgin Island Public Finance Auth., Home Mortgage Loan,
                       Rev., 5.875%, 2018                                            5,000      5,161
                     ------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--96.7%                                 272,991
                     ------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--97.6%
                     (Cost: $262,050)                                                         275,449
                     ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------

MONEY MARKET         Yield--3.20% to 3.55%
INSTRUMENTS
--2.4%
                     Due--March 1999
                     (Cost: $6,700)                                                $ 6,700   $  6,700
                     ------------------------------------------------------------------------------------
                     TOTAL INVESTMENT PORTFOLIO--100%
                     (Cost: $268,750)                                                        $282,149
                     ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $268,750,000 for federal income tax purposes at February 28, 1999, the gross unrealized appreciation was $13,744,000, the gross unrealized depreciation was $345,000 and the net unrealized appreciation on investments was $13,399,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER OHIO TAX-FREE INCOME FUND



-----------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                      ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                    44%                   35%
-----------------------------------------------------------------------------------
    REVENUE BONDS                               42                    48
-----------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                     14                    15
-----------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                        --                     2
-----------------------------------------------------------------------------------
                                               100%                  100%



                                          [PIE CHART]          [PIE CHART]
                                          ON 2/28/99            ON 8/31/98

-----------------------------------------------------------------------------------
QUALITY                                    ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
    AAA                                         66%                   64%
-----------------------------------------------------------------------------------
    AA                                          12                    11
-----------------------------------------------------------------------------------
    A                                            3                     3
-----------------------------------------------------------------------------------
    BBB                                          8                     8
-----------------------------------------------------------------------------------
    BB                                           3                     3
-----------------------------------------------------------------------------------
    NOT RATED                                   11                    11
-----------------------------------------------------------------------------------
                                               100%                  100%



                                           [PIE CHART]            [PIE CHART]
                                            ON 2/28/99            ON 8/31/98



-----------------------------------------------------------------------------------
YEARS TO MATURITY                          ON 2/28/99             ON 8/31/98
-----------------------------------------------------------------------------------
    1-10 YEARS                                  23%                   26%
-----------------------------------------------------------------------------------
    11-20 YEARS                                 52                    52
-----------------------------------------------------------------------------------
    21+ YEARS                                   22                    22
-----------------------------------------------------------------------------------
                                               100%                  100%

                                            [PIE CHART]          [PIE CHART]
                                            ON 2/28/99            ON 8/31/98


-----------------------------------------------------------------------------------
AVERAGE MATURITY                           ON 2/28/99            ON 8/31/98
-----------------------------------------------------------------------------------
                                            14.6 years            13.9 years
-----------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

OHIO TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1999 (UNAUDITED)
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                       AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------
                     Clermont County, Sewer Systems, Rev., 7.20%, to be called
                       12-1-00 @ 102                                               $  500   $   543
                     ----------------------------------------------------------------------------------
                     Northeast Ohio Regional Sewer District, Wastewater
                       Improvement, Rev., 6.50%, to be called 11-15-01 @ 101          300       327
                     ----------------------------------------------------------------------------------
                     Olentangy Local School District, Gen. Oblg., 6.35%, to be
                       called 12-1-01 @ 102                                           150       164
                     ----------------------------------------------------------------------------------
                     Cleveland, WaterWorks Rev., 6.25%, to be called 1-1-02 @ 102     615       670
                     ----------------------------------------------------------------------------------
                     Ohio Building Authority, James A. Rhodes State Office Tower,
                       Rev., 6.25%, to be called 6-1-02 @ 102                         215       232
                     ----------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Rev., 7.25%, to be
                       called 10-1-02 @ 102                                           225       256
                     ----------------------------------------------------------------------------------
                     Ohio Building Authority, Juvenile Correctional Building
                       Proj., 6.60%, to be called 10-1-04 @ 102                       200       231
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage, Rev., 7.00%, to be
                       called 11-15-04 @ 102                                          600       707
                     ----------------------------------------------------------------------------------
                     Lakeview Local School District, Gen. Oblg., 6.90%, to be
                       called 12-1-04 @ 102                                           700       824
                     ----------------------------------------------------------------------------------
                     Olmstead Falls City School District, Gen. Oblg., 6.85%, to
                       be called 12-15-04 @ 102                                       250       293
                     ----------------------------------------------------------------------------------
                     Cuyahoga County, Merida Health System, Rev., 6.25%, to be
                       called 8-15-05 @ 102                                           950     1,092
                     ----------------------------------------------------------------------------------
                     Batavia Local School District, Gen. Oblg., 7.00%, to be
                       called 12-1-05 @ 102                                           500       601
                     ----------------------------------------------------------------------------------
                     Ohio Housing Finance Agency, Single Family Mortgage, Rev.,
                       zero coupon, to be called 1-15-13 @ 82                       1,000       427
                     ----------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS -- 13.5%                              6,367
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------------
                     Building Auth.:
                       Administrative Building Funds Proj., Rev., 6.30%, 2011         140       153
                       Adult Correctional Building Fund Proj., Rev., 6.125%, 2012     310       339
                       Juvenile Correctional Building Proj., Rev., 5.125%, 2017     1,000     1,017
                     ----------------------------------------------------------------------------------
                     Higher Education Facility:
                       Dayton University, Rev., 6.60%, 2017                           430       485
                       Dominican College, Rev., 6.625%, 2014                          600       657
                       Oberlin College, Rev., 5.25%, 2014                             750       798
                       Rev., 6.00% and 6.125%, 2011 and 2016                          400       417
                       Xavier University, Rev., 6.00%, 2011                           240       268
                     ----------------------------------------------------------------------------------
                     Housing Finance Agency:
                       Rev., 5.85% and 6.10%, 2016 and 2028                           750       790
                       Single Family Mortgage, Rev., 7.85%, 2021                      195       206
                     ----------------------------------------------------------------------------------
                     State Turnpike, Rev., 6.00%, 2007                              1,000     1,123
                     ----------------------------------------------------------------------------------
                     Water Development Auth.:
                       Pollution Control, Rev., 6.00% and 6.10%, 2006 and 2020      1,550     1,633
                       Solid Waste Disposal, Rev., 5.875%, 2020                       200       204
                     ----------------------------------------------------------------------------------
                     Akron, Sewer System., Rev., 5.90%, 2011                          385       427
                     ----------------------------------------------------------------------------------
                     Athens, Gen. Oblg., 6.25%, 2011                                  500       529
                     ----------------------------------------------------------------------------------
                     Avon Local School District, Gen. Oblg., 6.50%, 2015              940     1,132
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                     ----------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                     ISSUER                                                         AMOUNT    VALUE
                     ----------------------------------------------------------------------------------
                     Beavercreek Local School District, Gen. Oblg., 6.60%, 2015    $  500   $   608
                     ----------------------------------------------------------------------------------
                     Big Walnut Local School District, Gen. Oblg., zero coupon,
                       2012                                                           420       223
                     ----------------------------------------------------------------------------------
                     Butler County, Hospital Facilities, Rev., 4.75%, 2018            500       472
                     ----------------------------------------------------------------------------------
                     City of Springdale, Hospital Facilities First Mortgage,
                       Southwestern Ohio Seniors Services, Rev., 6.00%, 2018          750       771
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage, Rev., 5.25% and
                       7.00%, 2014 and 2017                                         1,250     1,348
                     ----------------------------------------------------------------------------------
                     Cleveland, WaterWorks Rev., 6.25%, 2015                           25        27
                     ----------------------------------------------------------------------------------
                     Columbus Municipal Airport Auth., Rev., 6.00%, 2014              250       270
                     ----------------------------------------------------------------------------------
                     Crawford County, Gen. Oblg., 6.75%, 2019                         700       804
                     ----------------------------------------------------------------------------------
                     Cuyahoga County:
                       Gen. Oblg., 5.65%, 2018                                        500       549
                       Multifamily Housing, Rev., 6.50%, 2020                       1,000     1,086
                       Sewer System, Rev., 6.00%, 2007                                500       513
                     ----------------------------------------------------------------------------------
                     Dayton, Gen. Oblg., 5.15%, 2015                                1,675     1,726
                     ----------------------------------------------------------------------------------
                     Dublin:
                       City School District, Gen. Oblg., zero coupon, 2010 and
                         2011                                                       1,595       905
                       Gen. Oblg., 5.25%, 2014                                        500       526
                     ----------------------------------------------------------------------------------
                     Edon Township Local School District, Gen. Oblg., 6.00%, 2019     475       545
                     ----------------------------------------------------------------------------------
                     Fayette County, Gen. Oblg., 5.90%, 2013                          155       172
                     ----------------------------------------------------------------------------------
                     Finneytown Local School District, Gen. Oblg., 6.20%, 2017        320       373
                     ----------------------------------------------------------------------------------
                     Franklin County Local School District, Gen. Oblg., 6.50%,
                       2013                                                           500       599
                     ----------------------------------------------------------------------------------
                     Gateway Economic Development Corp., Rev., 7.50%, 2005          1,000     1,092
                     ----------------------------------------------------------------------------------
                     Green Springs, St. Francis Healthcare, Rev., 7.00%, 2014         400       393
                     ----------------------------------------------------------------------------------
                     Hamilton County, Healthcare Facilities Rev., 5.125%, 2018        500       491
                     ----------------------------------------------------------------------------------
                     Highland Heights, Gen. Oblg., 6.15%, 2012                        145       159
                     ----------------------------------------------------------------------------------
                     Hillard School District, Gen. Oblg., 6.00%, 2006                 500       565
                     ----------------------------------------------------------------------------------
                     Lakota, Local School District, Gen. Oblg., 7.00%, 2008           500       612
                     ----------------------------------------------------------------------------------
                     Liberty Benton Local School District, Gen Oblg., zero
                       coupon, 2011 through 2014                                    1,075       541
                     ----------------------------------------------------------------------------------
                     Lucas County, Public Improvement Water Utility, Rev., 6.05%
                       and 6.50%, 2013 and 2016                                       380       434
                     ----------------------------------------------------------------------------------
                     Mahoning Valley, Sanitation District, Rev., 5.125%, 2014         750       778
                     ----------------------------------------------------------------------------------
                     Marion County, United Church Homes Proj., Rev., 6.375% and
                       6.30%, 2010 and 2015                                           700       736
                     ----------------------------------------------------------------------------------
                     Medina, City School District, Gen. Oblg., zero coupon, 2010    1,045       616
                     ----------------------------------------------------------------------------------
                     Napoleon, Health Care Facility, Lutheran Orphans' and Old
                       Folks' Home Society, Rev., 6.875%, 2023                        460       507
                     ----------------------------------------------------------------------------------
                     Olentangy Local School District, Gen. Oblg., 5.85%, 2007         400       441
                     ----------------------------------------------------------------------------------
                     Sandusky County, Gen. Oblg., 6.20%, 2013                         500       562
                     ----------------------------------------------------------------------------------
                     South Euclid-Lyndhurst City School District, Gen. Oblg.,
                       6.40%, 2018                                                    535       615
                     ----------------------------------------------------------------------------------
                     Springboro Community City School District, School
                       Improvement, Gen. Oblg., 6.00%, 2011                           500       577
                     ----------------------------------------------------------------------------------
                     Strongsville, Gen. Oblg., 6.70%, 2011                            500       586
                     ----------------------------------------------------------------------------------
                     Toledo, Gen. Oblg., 6.10% and 6.35%, 2014 and 2025             1,250     1,399
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                     ----------------------------------------------------------------------------------
                                                                                PRINCIPAL
                     ISSUER                                                        AMOUNT     VALUE
                     ----------------------------------------------------------------------------------
                     Trumbull County Sewer Improvement, Gen. Oblg., 6.20%, 2014    $  500   $   561
                     ----------------------------------------------------------------------------------
                     Tuscarawas Valley Local School District, Gen. Oblg., 6.60%,
                       2015                                                           365       421
                     ----------------------------------------------------------------------------------
                     University of Cincinnati, Rev., 5.50%, 2013                      620       672
                     ----------------------------------------------------------------------------------
                     Wayne Local School District, Gen Oblg., 6.45% and 6.60%,
                       2011 and 2016                                                  355       429
                     ----------------------------------------------------------------------------------
                     West Lake Local School District, Gen. Oblg., 6.15%, 2005         500       565
                     ----------------------------------------------------------------------------------
                     Willoughby Industrial Development, Rev., 6.875%, 2016            575       636
                     ----------------------------------------------------------------------------------
                     Wooster City School District, Gen. Oblg., zero coupon, 2013      930       460
                     ----------------------------------------------------------------------------------
                     Wyoming, City School District, Gen. Oblg., 5.75%, 2013           500       562
                     ----------------------------------------------------------------------------------
                     Youngstown, Gen. Oblg., 6.125%, 2014                             110       123
                     ----------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Highway and Transportation Auth., Rev., 6.25%, 2016            750       884
                       Industrial, Tourist, Educational, Medical, Environmental
                         Control Facilities, Rev., 5.00%, 2015                        685       695
                       Municipal Financing Agency, Rev., 6.00%, 2014                  250       275
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                         360       389
                     ----------------------------------------------------------------------------------
                     Virgin Islands:
                       Public Finance Auth., Rev., 6.00%, 2022                        840       874
                       Water and Power Auth., Electric System, Rev., 5.30%, 2018      500       504
                     ----------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--86.5%                                40,849
                     ----------------------------------------------------------------------------------
                     TOTAL INVESTMENT PORTFOLIO--100%
                     (Cost: $44,058)                                                        $47,216
                     ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $44,058,000 for federal income tax purposes at February 28, 1999, the gross unrealized appreciation was $3,185,000, the gross unrealized depreciation was $27,000 and the net unrealized appreciation on investments was $3,158,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1999 (UNAUDITED)
(IN THOUSANDS)

                                                                                         NEW
                                                              CALIFORNIA    FLORIDA     YORK       OHIO
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments at value (Cost: $931,878,
$97,082, $268,750 and $44,058, respectively)                  $  989,235    102,486    282,149     47,216
---------------------------------------------------------------------------------------------------------
Cash                                                               8,214        456        556         25
---------------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                                   278        163         --         30
---------------------------------------------------------------------------------------------------------
  Fund shares sold                                                   912         --        196         24
---------------------------------------------------------------------------------------------------------
  Interest                                                        12,298      1,652      3,172        647
---------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               1,010,937    104,757    286,073     47,942
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
---------------------------------------------------------------------------------------------------------

Payable for:
  Dividends                                                        1,360        335        370         62
---------------------------------------------------------------------------------------------------------
  Investments purchased                                            8,486         --      5,010         --
---------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                               207         --         18         17
---------------------------------------------------------------------------------------------------------
  Management fee                                                     410         42        118         19
---------------------------------------------------------------------------------------------------------
  Distribution services fee                                           24          5          9          8
---------------------------------------------------------------------------------------------------------
  Administrative services fee                                         72          9         39          7
---------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              66         27         26          9
---------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           143         25         76         10
---------------------------------------------------------------------------------------------------------
    Total liabilities                                             10,768        443      5,666        132
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $1,000,169    104,314    280,407     47,810
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
---------------------------------------------------------------------------------------------------------

Paid-in capital                                               $  944,071     98,944    266,175     44,881
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments               (1,259)       (34)       833       (229)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                        57,357      5,404     13,399      3,158
---------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $1,000,169    104,314    280,407     47,810
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
---------------------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                 $  953,248     96,356    262,805     33,885
---------------------------------------------------------------------------------------------------------
  Shares outstanding                                             127,036      9,316     24,220      3,235
---------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share (net assets
  divided by shares outstanding)                              $     7.50      10.34      10.85      10.48
---------------------------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value, plus
  4.71% of net asset value or 4.50% of offering price)        $     7.85      10.83      11.36      10.97
---------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                 $   39,767      6,979     13,344     12,779
---------------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,292        676      1,228      1,220
---------------------------------------------------------------------------------------------------------
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share (net assets
  divided by shares outstanding)                              $     7.51      10.33      10.87      10.47
---------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                 $    7,154        979      4,258      1,146
---------------------------------------------------------------------------------------------------------
  Shares outstanding                                                 960         95        393        109
---------------------------------------------------------------------------------------------------------
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share (net assets
  divided by shares outstanding)                              $     7.45      10.33      10.84      10.47
---------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)
(IN THOUSANDS)

                                                                CALIFORNIA    FLORIDA   NEW YORK    OHIO
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest income                                                  $ 27,073      2,893       7,577    1,228
---------------------------------------------------------------------------------------------------------
Expenses: Management fee                                            2,634        290         769      127
---------------------------------------------------------------------------------------------------------
  Distribution services fee                                           158         28          63       49
---------------------------------------------------------------------------------------------------------
  Administrative services fee                                         866         97         271       51
---------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              214         34          92       19
---------------------------------------------------------------------------------------------------------
  Professional fees                                                    34          6          11        3
---------------------------------------------------------------------------------------------------------
  Reports to shareholders                                              68         11          45        4
---------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                             41          6          12        5
---------------------------------------------------------------------------------------------------------
    Total expenses                                                  4,015        472       1,263      258
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              23,058      2,421       6,314      970
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------

  Net realized gain on sales of investments (including
  options purchased)                                               13,122      1,193       5,294      100
---------------------------------------------------------------------------------------------------------
  Net realized gain from futures transactions                         307         39          98        1
---------------------------------------------------------------------------------------------------------
Net realized gain                                                  13,429      1,232       5,392      101
---------------------------------------------------------------------------------------------------------
Change in net unrealized depreciation on investments              (14,014)    (1,766)     (5,537)    (256)
---------------------------------------------------------------------------------------------------------
Net loss on investments                                              (585)      (534)       (145)    (155)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 22,473      1,887       6,169      815
---------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED) AND THE YEAR ENDED AUGUST 31, 1998
(IN THOUSANDS)

                                                              CALIFORNIA                     FLORIDA
                                                       -------------------------       --------------------
                                                          1999           1998           1999         1998
-----------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------
  Net investment income                                $   23,058         48,730         2,421        4,838
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                        13,429         16,460         1,232        1,887
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
  (depreciation)                                          (14,014)        17,885        (1,766)       1,508
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       22,473         83,075         1,887        8,233
-----------------------------------------------------------------------------------------------------------
  Distribution from net investment income                 (23,058)       (48,730)       (2,421)      (4,838)
-----------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                     (17,889)       (16,813)       (2,248)      (1,420)
-----------------------------------------------------------------------------------------------------------
Total dividends to shareholders                           (40,947)       (65,543)       (4,669)      (6,258)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
  transactions                                             (5,629)        (1,167)         (435)       1,711
-----------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (24,103)        16,365        (3,217)       3,686
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------------

Beginning of period                                     1,024,272      1,007,907       107,531      103,845
-----------------------------------------------------------------------------------------------------------
END OF PERIOD                                          $1,000,169      1,024,272       104,314      107,531
-----------------------------------------------------------------------------------------------------------

                                                               NEW YORK                        OHIO
                                                       -------------------------       --------------------
                                                          1999           1998           1999         1998
-----------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------
  Net investment income                                $    6,314         13,502           970        1,774
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                         5,392          4,639           101          219
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
  (depreciation)                                           (5,537)         4,612          (256)       1,308
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        6,169         22,753           815        3,301
-----------------------------------------------------------------------------------------------------------
  Distribution from net investment income                  (6,314)       (13,502)         (970)      (1,774)
-----------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                      (6,490)        (4,612)         (182)        (250)
-----------------------------------------------------------------------------------------------------------
Total dividends to shareholders                           (12,804)       (18,114)       (1,152)      (2,024)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
  transactions                                              2,722         (6,253)        4,306        3,096
-----------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (3,913)        (1,614)        3,969        4,373
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------------

Beginning of period                                       284,320        285,934        43,841       39,468
-----------------------------------------------------------------------------------------------------------
END OF PERIOD                                          $  280,407        284,320        47,810       43,841
-----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE     Kemper California Tax-Free Income Fund, Kemper
     FUNDS                  Florida Tax-Free Income Fund, Kemper New York
                            Tax-Free Income Fund and Kemper Ohio Tax-Free
                            Income Fund (collectively the funds) are the investment portfolios comprising the Kemper State
                            Tax-Free Income Series (the trust). The trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                            Each fund offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. Each share of a fund has equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Investments are stated at
                             value. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations calculated mean between the most recent bid and asked quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. An exchange-traded options contract on securities, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the calculated mean.
                             Lacking any calculated mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes premium and original issue discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific fund are allocated to that fund. Other trust expenses are allocated among the funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be

NOTES TO FINANCIAL STATEMENTS

                             reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each fund paid no federal income taxes and no federal income tax provision was required.

                             DIVIDENDS TO SHAREHOLDERS. Each fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The trust has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). Under the trust's management agreement each fund pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees incurred for the period ended February 28, 1999 are as follows:

                             California                               $2,634,000

                             Florida                                     290,000

                             New York                                    769,000

                             Ohio                                        127,000

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The trust has an under-writing and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions retained by KDI in connection with the distribution of each fund's Class A shares for the six months ended February 28, 1999 are as follows:

                                                               COMMISSIONS
                                                             RETAINED BY KDI
                                                             ---------------
                             California                          $56,000
                             Florida                              21,000
                             New York                             19,000
                             Ohio                                  3,000

                             For services under the distribution services agreement, each fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of

NOTES TO FINANCIAL STATEMENTS

                             Class B and Class C shares. Distribution fees and CDSC for the six months ended February 28, 1999 are as follows:

                                                                DISTRIBUTION FEES       COMMISSIONS AND
                                                                    AND CDSC         DISTRIBUTION FEES PAID
                                                                 RECEIVED BY KDI      BY KDI TO AFFILIATES
                                                                -----------------    ----------------------
                             California                             $208,000                  2,000
                             Florida                                  41,000                     --
                             New York                                 68,000                     --
                             Ohio                                     60,000                     --

                             ADMINISTRATIVE SERVICES AGREEMENT. The trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees (ASF) paid for the six months ended February 28, 1999 are as follows:

                                                                     ASF PAID BY         ASF PAID BY
                                                                   THE FUND TO KDI    KDI TO AFFILIATES
                                                                   ---------------    -----------------
                             California                               $866,000                 --
                             Florida                                    97,000              1,000
                             New York                                  271,000              5,000
                             Ohio                                       51,000                 --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the trust. Under the agreement, for the six months ended February 28, 1999, KSvC received shareholder services fees as follows:

                              California                                                    $184,000
                              Florida                                                         22,000
                              New York                                                        68,000
                              Ohio                                                            13,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the trust are also officers or directors of Scudder Kemper. For the six months ended February 28, 1999, the funds made no payments to their officers and incurred trustees' fees aggregating $21,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT              For the six months ended February 28, 1999,
     TRANSACTIONS            investment transactions (excluding short-term
                             instruments) are as follows (in thousands):

                                                                  CALIFORNIA      FLORIDA      NEW YORK      OHIO
                                                                  ----------      -------      --------      -----
                                       Purchases                   $318,120       27,621       121,357       7,204
                                       Proceeds from sales          347,746       29,406       125,601       2,820

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    CAPITAL SHARE           The following tables summarize the activity in
     TRANSACTIONS            capital shares of the funds (in thousands):

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1999                  AUGUST 31, 1998
                                                              -----------------------           -----------------------
                                       CALIFORNIA             SHARES         AMOUNT             SHARES         AMOUNT
                                       --------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                19,001       $ 144,625            23,569       $ 178,026
                                       --------------------------------------------------------------------------------
                                        Class B                 1,043           7,952             1,683          12,734
                                       --------------------------------------------------------------------------------
                                        Class C                 8,838          66,962            11,621          87,312
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                 3,180          24,018             5,163          38,989
                                       --------------------------------------------------------------------------------
                                        Class B                   115             872               138           1,042
                                       --------------------------------------------------------------------------------
                                        Class C                    14             108                19             142
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A               (23,642)       (180,088)          (30,796)       (232,622)
                                       --------------------------------------------------------------------------------
                                        Class B                  (453)         (3,460)             (567)         (4,288)
                                       --------------------------------------------------------------------------------
                                        Class C                (8,773)        (66,618)          (10,960)        (82,502)
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                    46             348               200           1,508
                                       --------------------------------------------------------------------------------
                                        Class B                   (46)           (348)             (200)         (1,508)
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        NET DECREASE FROM
                                        CAPITAL SHARE TRANSACTIONS          $  (5,629)                        $  (1,167)
                                       --------------------------------------------------------------------------------



                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1999                  AUGUST 31, 1998
                                                              -----------------------           -----------------------
                                       FLORIDA                SHARES         AMOUNT             SHARES         AMOUNT
                                       --------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                   814       $   8,582             1,067       $  11,250
                                       --------------------------------------------------------------------------------
                                        Class B                   176           1,844               308           3,227
                                       --------------------------------------------------------------------------------
                                        Class C                    32             339                13             142
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   226           2,354               290           3,052
                                       --------------------------------------------------------------------------------
                                        Class B                    10             101                11             117
                                       --------------------------------------------------------------------------------
                                        Class C                     1               7                 1              10
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                (1,200)        (12,592)           (1,419)        (14,927)
                                       --------------------------------------------------------------------------------
                                        Class B                   (97)         (1,003)             (104)         (1,149)
                                       --------------------------------------------------------------------------------
                                        Class C                    (6)            (67)               (1)            (11)
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                       CONVERSION OF SHARES
                                        Class A                    15             161                19             201
                                       --------------------------------------------------------------------------------
                                        Class B                   (15)           (161)              (19)           (201)
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS          $    (435)                        $   1,711
                                       --------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                 SIX MONTHS ENDED                    YEAR ENDED
                                                                FEBRUARY 28, 1999                 AUGUST 31, 1998
                                                              ----------------------           ----------------------
                                       NEW YORK               SHARES         AMOUNT            SHARES         AMOUNT
                                       ------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                   461       $  5,092             1,255        $13,685
                                       ------------------------------------------------------------------------------
                                        Class B                   170          1,882               295          3,244
                                       ------------------------------------------------------------------------------
                                        Class C                    66            730               212          2,324
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   723          7,894               948         10,538
                                       ------------------------------------------------------------------------------
                                        Class B                    31            341                36            402
                                       ------------------------------------------------------------------------------
                                        Class C                    12            126                12            139
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                (1,115)       (12,304)           (3,067)       (33,718)
                                       ------------------------------------------------------------------------------
                                        Class B                   (69)          (769)             (105)        (1,155)
                                       ------------------------------------------------------------------------------
                                        Class C                   (25)          (270)             (156)        (1,712)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                    18            195                43            467
                                       ------------------------------------------------------------------------------
                                        Class B                   (18)          (195)              (43)          (467)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS          $  2,722                         $ (6,253)
                                       ------------------------------------------------------------------------------



                                                                 SIX MONTHS ENDED                    YEAR ENDED
                                                                FEBRUARY 28, 1999                 AUGUST 31, 1998
                                                              ----------------------           ----------------------
                                       OHIO                   SHARES         AMOUNT            SHARES         AMOUNT
                                       ------------------------------------------------------------------------------
                                       SHARES SOLD
                                        Class A                   253       $  2,691               319       $  3,297
                                       ------------------------------------------------------------------------------
                                        Class B                   218          2,307               258          2,688
                                       ------------------------------------------------------------------------------
                                        Class C                    20            215                59            611
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                    49            519                99          1,027
                                       ------------------------------------------------------------------------------
                                        Class B                    16            165                27            282
                                       ------------------------------------------------------------------------------
                                        Class C                     2             19                 3             28
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                   (77)          (814)             (337)        (3,501)
                                       ------------------------------------------------------------------------------
                                        Class B                   (67)          (706)             (127)        (1,297)
                                       ------------------------------------------------------------------------------
                                        Class C                    (9)           (90)               (4)           (39)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                    --             --                --             --
                                       ------------------------------------------------------------------------------
                                        Class B                    --             --                --             --
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE TRANSACTIONS          $  4,306                         $  3,096
                                       ------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                             ------------------------------------------------
                                                                  CLASS A
                                             ------------------------------------------------
                                                SIX MONTHS
                                                  ENDED         YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   --------------------------
CALIFORNIA                                          1999       1998   1997   1996   1995
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------
Net asset value, beginning of period              $7.65       7.52   7.31   7.35    7.22
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .17        .36    .38    .39     .39
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          (.06)       .26    .25    .04     .17
--------------------------------------------------------------------------------------------
Total from investment operations                    .11        .62    .63    .43     .56
--------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .17        .36    .38    .39     .39
--------------------------------------------------------------------------------------------
  Distribution from net realized gain               .09        .13    .04    .08     .04
--------------------------------------------------------------------------------------------
Total dividends                                     .26        .49    .42    .47     .43
--------------------------------------------------------------------------------------------
Net asset value, end of period                    $7.50       7.65   7.52   7.31    7.35
--------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      2.06%      8.56   8.78   5.92    8.13
--------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------
Expenses                                            .75%       .78    .79    .78     .74
--------------------------------------------------------------------------------------------
Net investment income                              4.56%      4.82   5.08   5.18    5.53
--------------------------------------------------------------------------------------------

                                             ------------------------------------------------
                                                                  CLASS B
                                             ------------------------------------------------
                                                SIX MONTHS
                                                  ENDED         YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   --------------------------
                                                   1999       1998   1997   1996   1995
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------
Net asset value, beginning of period              $7.66       7.52   7.32   7.35    7.22
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .14       .30    .32    .32      .33
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          (.06)      .27    .24    .05      .17
--------------------------------------------------------------------------------------------
Total from investment operations                    .08       .57    .56    .37      .50
--------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .14       .30    .32    .32      .33
--------------------------------------------------------------------------------------------
  Distribution from net realized gain               .09       .13    .04    .08      .04
--------------------------------------------------------------------------------------------
Total dividends                                     .23       .43    .36    .40      .37
--------------------------------------------------------------------------------------------
Net asset value, end of period                    $7.51       7.66   7.52   7.32    7.35
--------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      1.65%      7.79   7.73   5.16    7.17
--------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------
Expenses                                           1.57%      1.63   1.62   1.63    1.60
--------------------------------------------------------------------------------------------
Net investment income                              3.74%      3.97   4.25   4.33    4.67
--------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                              ------------------------------------------------
                                                                   CLASS C
                                              ------------------------------------------------
                                                SIX MONTHS
                                                   ENDED          YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,    ---------------------------
                                                   1999        1998    1997   1996   1995
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period               $7.60        7.50   7.31   7.34    7.22
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .14         .30    .32    .32     .33
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.06)        .23    .23    .05     .16
----------------------------------------------------------------------------------------------
Total from investment operations                     .08         .53    .55    .37     .49
----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .14         .30    .32    .32     .33
----------------------------------------------------------------------------------------------
  Distribution from net realized gain                .09         .13    .04    .08     .04
----------------------------------------------------------------------------------------------
Total dividends                                      .23         .43    .36    .40     .37
----------------------------------------------------------------------------------------------
Net asset value, end of period                     $7.45        7.60   7.50   7.31    7.34
----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       1.67%       7.21   7.59   5.15    7.08
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses                                            1.58%       1.62   1.60   1.64    1.56
----------------------------------------------------------------------------------------------
Net investment income                               3.73%       3.98   4.27   4.32    4.71
----------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                     YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   -------------------------------------------------
                                                   1999         1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)      $1,000,169    1,024,272   1,007,907   1,040,538   1,087,232
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    64%          61          79         100          69
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE FOR ALL FUNDS:
--------------------------------------------------------------------------------
Total return does not reflect the effect of sales charges.

Data for the period ended February 28, 1999 is unaudited.

FINANCIAL HIGHLIGHTS


                                               -------------------------------------------------
                                                                   CLASS A
                                               -------------------------------------------------
                                                SIX MONTHS
                                                  ENDED             YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   ----------------------------------
FLORIDA                                            1999        1998    1997    1996    1995
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.62       10.42   10.21   10.27   10.11
------------------------------------------------------------------------------------------------
Income from investment operations: Net
  investment income                                  .23         .49     .51     .52     .53
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.06)        .35     .33     .08     .30
------------------------------------------------------------------------------------------------
Total from investment operations                     .17         .84     .84     .60     .83
------------------------------------------------------------------------------------------------
Less dividends: Distribution from net
  investment income                                  .23         .49     .51     .52     .53
------------------------------------------------------------------------------------------------
  Distribution from net realized gain                .22         .15     .12     .14     .14
------------------------------------------------------------------------------------------------
Total dividends                                      .45         .64     .63     .66     .67
------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.34       10.62   10.42   10.21   10.27
------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       1.67%       8.27    8.37    5.83    8.62
------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------
Expenses                                             .82%        .85     .83     .84     .80
------------------------------------------------------------------------------------------------
Net investment income                               4.56%       4.65    4.92    5.00    5.30
------------------------------------------------------------------------------------------------

                                                                    CLASS B
                                                SIX MONTHS
                                                  ENDED             YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   ----------------------------------
                                                   1999        1998    1997    1996    1995
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.60       10.40   10.19   10.26   10.10
------------------------------------------------------------------------------------------------
Income from investment operations: Net
  investment income                                  .19         .40     .42     .43     .44
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.05)        .35     .33     .07     .30
------------------------------------------------------------------------------------------------
Total from investment operations                     .14         .75     .75     .50     .74
------------------------------------------------------------------------------------------------
Less dividends: Distribution from net
  investment income                                  .19         .40     .42     .43     .44
------------------------------------------------------------------------------------------------
  Distribution from net realized gain                .22         .15     .12     .14     .14
------------------------------------------------------------------------------------------------
Total dividends                                      .41         .55     .54     .57     .58
------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.33       10.60   10.40   10.19   10.26
------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       1.36%       7.38    7.48    4.84    7.67
------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------
Expenses                                            1.63%       1.68    1.65    1.68    1.65
------------------------------------------------------------------------------------------------
Net investment income                               3.75%       3.82%   4.10    4.16    4.45
------------------------------------------------------------------------------------------------

FINANCIAL Highlights

                                               --------------------------------------------------------
                                                                       CLASS C
                                               --------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                 YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   -----------------------------------------
                                                   1999        1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  10.60       10.41     10.20     10.26     10.10
-------------------------------------------------------------------------------------------------------
Income from investment operations: Net
  investment income                                   .18         .40       .42       .43       .45
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            (.05)        .34       .33       .08       .30
-------------------------------------------------------------------------------------------------------
Total from investment operations                      .13         .74       .75       .51       .75
-------------------------------------------------------------------------------------------------------
Less dividends: Distribution from net
  investment income                                   .18         .40       .42       .43       .45
-------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                 .22         .15       .12       .14       .14
-------------------------------------------------------------------------------------------------------
Total dividends                                       .40         .55       .54       .57       .59
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  10.33       10.60     10.41     10.20     10.26
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                        1.37%       7.26      7.49      4.97      7.84
-------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------
Expenses                                             1.63%       1.69      1.64      1.64      1.52
-------------------------------------------------------------------------------------------------------
Net investment income                                3.75%       3.81      4.11      4.20      4.58
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                 YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   -----------------------------------------
                                                   1999        1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)       $104,314     107,531   103,845   108,105   117,292
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                   53%         70        87       119        96
-------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              -------------------------------------------------
                                                                   CLASS A
                                              -------------------------------------------------
                                                SIX MONTHS
                                                  ENDED           YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   -----------------------------
NEW YORK                                           1999       1998    1997    1996    1995
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $11.11      10.93   10.66   10.80   10.73
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .24        .53     .56     .56     .58
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain                    --        .36     .36      --     .20
-----------------------------------------------------------------------------------------------
Total from investment operations                     .24        .89     .92     .56     .78
-----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .24        .53     .56     .56     .58
-----------------------------------------------------------------------------------------------
  Distribution from net realized gain                .26        .18     .09     .14     .13
-----------------------------------------------------------------------------------------------
Total dividends                                      .50        .71     .65     .70     .71
-----------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.85      11.11   10.93   10.66   10.80
-----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       2.18%      8.44    8.77    5.26    7.62
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------
Expenses                                             .84%       .84     .83     .83     .81
-----------------------------------------------------------------------------------------------
Net investment income                               4.50%      4.81    5.15    5.15    5.47
-----------------------------------------------------------------------------------------------

                                              -------------------------------------------------
                                                                   CLASS B
                                              -------------------------------------------------
                                                SIX MONTHS
                                                  ENDED           YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   -----------------------------
                                                   1999       1998    1997    1996    1995
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $11.13      10.94   10.66   10.80   10.73
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .20        .44     .47     .47     .48
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain                    --        .37     .37      --     .20
-----------------------------------------------------------------------------------------------
Total from investment operations                     .20        .81     .84     .47     .68
-----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .20        .44     .47     .47     .48
-----------------------------------------------------------------------------------------------
  Distribution from net realized gain                .26        .18     .09     .14     .13
-----------------------------------------------------------------------------------------------
Total dividends                                      .46        .62     .56     .61     .61
-----------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.87      11.13   10.94   10.66   10.80
-----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       1.75%      7.65    7.96    4.36    6.69
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------
Expenses                                            1.65%      1.67    1.67    1.69    1.67
-----------------------------------------------------------------------------------------------
Net investment income                               3.69%      3.98    4.31    4.29    4.61
-----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              --------------------------------------------------
                                                                    CLASS C
                                              --------------------------------------------------
                                                SIX MONTHS
                                                   ENDED           YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,    ------------------------------
                                                   1999         1998    1997    1996    1995
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $11.10        10.92   10.65   10.79   10.73
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .21          .44     .47     .47     .48
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                    --          .36     .36      --     .19
-------------------------------------------------------------------------------------------------
Total from investment operations                     .21          .80     .83     .47     .67
-------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .21          .44     .47     .47     .48
-------------------------------------------------------------------------------------------------
  Distribution from net realized gain                .26          .18     .09     .14     .13
-------------------------------------------------------------------------------------------------
Total dividends                                      .47          .62     .56     .61     .61
-------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.84        11.10   10.92   10.65   10.79
-------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       1.78%        7.56    7.87    4.38    6.64
-------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses                                            1.65%        1.67    1.65    1.67    1.62
-------------------------------------------------------------------------------------------------
Net investment income                               3.69%        3.98    4.33    4.31    4.66
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED               YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   -------------------------------------
                                                   1999        1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)       $280,407     284,320   285,934   302,346   319,477
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                   86%         77        92       104       112
-------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               -----------------------------------------------
                                                                   CLASS A
                                               -----------------------------------------------
                                                SIX MONTHS
                                                  ENDED          YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   ----------------------------
OHIO                                               1999       1998    1997    1996   1995
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.54      10.22    9.93   9.81    9.56
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .22        .47     .47   .48      .50
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.02)       .39     .32   .12      .25
----------------------------------------------------------------------------------------------
Total from investment operations                     .20        .86     .79   .60      .75
----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .22        .47     .47   .48      .50
----------------------------------------------------------------------------------------------
  Distribution from net realized gain                .04        .07     .03    --       --
----------------------------------------------------------------------------------------------
Total dividends                                      .26        .54     .50   .48      .50
----------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.48      10.54   10.22   9.93    9.81
----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       1.96%      8.57    8.17   6.16    8.20
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses                                             .87%       .87     .89   .91      .63
----------------------------------------------------------------------------------------------
Net investment income                               4.35%      4.51    4.69   4.78    5.27
----------------------------------------------------------------------------------------------

                                               -----------------------------------------------
                                                                   CLASS B
                                               -----------------------------------------------
                                                SIX MONTHS
                                                  ENDED          YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   ----------------------------
                                                   1999       1998    1997    1996   1995
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.54      10.22    9.93   9.81    9.56
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .19        .38     .39    .39     .44
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.03)       .39     .32    .12     .25
----------------------------------------------------------------------------------------------
Total from investment operations                     .16        .77     .71    .51     .69
----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .19        .38     .39    .39     .44
----------------------------------------------------------------------------------------------
  Distribution from net realized gain                .04        .07     .03     --      --
----------------------------------------------------------------------------------------------
Total dividends                                      .23        .45     .42    .39     .44
----------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.47      10.54   10.22   9.93    9.81
----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       1.47%      7.69    7.29   5.30    7.57
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses                                            1.66%      1.69    1.70   1.73    1.32
----------------------------------------------------------------------------------------------
Net investment income                               3.56%      3.69    3.88   3.96    4.58
----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               -------------------------------------------------
                                                                    CLASS C
                                               -------------------------------------------------
                                                SIX MONTHS
                                                   ENDED           YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,    -----------------------------
                                                   1999         1998    1997    1996   1995
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.54        10.22    9.93   9.81    9.56
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .19          .38     .39   .39      .44
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           (.03)         .39     .32   .12      .25
------------------------------------------------------------------------------------------------
Total from investment operations                     .16          .77     .71   .51      .69
------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .19          .38     .39   .39      .44
------------------------------------------------------------------------------------------------
  Distribution from net realized gain                .04          .07     .03    --       --
------------------------------------------------------------------------------------------------
Total dividends                                      .23          .45     .42   .39      .44
------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.47        10.54   10.22   9.93    9.81
------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       1.48%        7.70    7.32   5.28    7.56
------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------
Expenses                                            1.65%        1.67    1.68   1.74    1.27
------------------------------------------------------------------------------------------------
Net investment income                               3.57%        3.71    3.90   3.95    4.63
------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED             YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   ---------------------------------
                                                   1999        1998     1997     1996     1995
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)       $47,810      43,841   39,468   37,100   31,450
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                  12%         15       52       86       90
---------------------------------------------------------------------------------------------------

NOTE FOR OHIO FUND:

Scudder Kemper Investments, Inc. agreed to temporarily waive and absorb certain operating expenses of the fund for the fiscal year ended August 31, 1995. Absent this waiver, the ratios of expenses to average net assets would have increased and the ratios of net investment income to average net assets would have decreased by the following amounts:

0.20% for Class A, 0.43% for Class B and 0.42% for Class C, respectively.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Kemper State Tax-Free Income Series shareholders of each series were asked to vote on two separate issues: approval of the new Investment Management Agreement between the funds and Scudder Kemper Investments, Inc., and to modify or eliminate certain policies and to eliminate the shareholder approval requirement as to certain other matters. The following are the results.

KEMPER CALIFORNIA TAX-FREE INCOME FUND

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

         For       Against     Abstain
      86,108,120  2,080,528   4,325,156

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

Investment objectives

                                        Broker
     For       Against     Abstain    Non-Votes
  62,693,090  3,967,000   8,202,220   17,651,493

Investment policies

                                        Broker
     For       Against     Abstain    Non-Votes
  62,714,558  3,934,234   8,213,518   17,651,493

Diversification

                                        Broker
     For       Against     Abstain    Non-Votes
  62,732,669  3,916,123   8,213,518   17,651,493

Borrowing

                                        Broker
     For       Against     Abstain    Non-Votes
  62,709,398  3,939,395   8,213,518   17,651,493

Senior securities

                                        Broker
     For       Against     Abstain    Non-Votes
  62,786,289  3,862,503   8,213,518   17,651,493

Concentration

                                        Broker
     For       Against     Abstain    Non-Votes
  62,770,492  3,878,300   8,213,518   17,651,493

Underwriting of securities

                                        Broker
     For       Against     Abstain    Non-Votes
  62,772,699  3,876,093   8,213,518   17,651,493

Investment in real estate

                                        Broker
     For       Against     Abstain    Non-Votes
  62,751,109  3,897,683   8,213,518   17,651,493

Purchase of commodities

                                        Broker
     For       Against     Abstain    Non-Votes
  62,714,472  3,934,320   8,213,518   17,651,493

Lending

                                        Broker
     For       Against     Abstain    Non-Votes
  62,690,425  3,958,367   8,213,518   17,651,493

Margin purchases and short sales

                                        Broker
     For       Against     Abstain    Non-Votes
  62,608,600  4,040,192   8,213,518   17,651,493

Pledging of assets

                                        Broker
     For       Against     Abstain    Non-Votes
  62,685,927  3,962,865   8,213,518   17,651,493

Purchases of options and warrants

                                        Broker
     For       Against     Abstain    Non-Votes
  62,673,768  3,975,024   8,213,518   17,651,493

Investment other than in accordance with objectives and policies

                                        Broker
     For       Against     Abstain    Non-Votes
  62,475,973  4,172,819   8,213,518   17,651,493

SHAREHOLDERS' MEETING

KEMPER FLORIDA TAX-FREE INCOME FUND

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

         For     Against   Abstain
      7,338,702  147,581   206,890

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

Investment objectives

                                      Broker
         For     Against   Abstain   non-votes
      5,212,814  746,891   372,876   1,360,591

Investment policies

                                      Broker
         For     Against   Abstain   non-votes
      5,213,365  746,340   372,876   1,360,591

Diversification

                                      Broker
         For     Against   Abstain   non-votes
      5,213,365  746,340   372,876   1,360,591

Borrowing

                                      Broker
         For     Against   Abstain   non-votes
      5,182,194  777,512   372,876   1,360,591

Senior securities

                                      Broker
         For     Against   Abstain   non-votes
      5,213,365  746,340   372,876   1,360,591

Concentration

                                      Broker
         For     Against   Abstain   non-votes
      5,213,365  746,340   372,876   1,360,591

Underwriting of securities

                                      Broker
         For     Against   Abstain   non-votes
      5,213,365  746,340   372,876   1,360,591

Investment in real estate

                                      Broker
         For     Against   Abstain   non-votes
      5,212,029  747,677   372,876   1,360,591

Purchase of commodities

                                      Broker
         For     Against   Abstain   non-votes
      5,188,974  770,732   372,876   1,360,591

Lending

                                      Broker
         For     Against   Abstain   non-votes
      5,211,535  748,171   372,876   1,360,591

Margin purchases and short sales

                                      Broker
         For     Against   Abstain   non-votes
      5,169,232  790,473   372,876   1,360,591

Pledging of assets

                                      Broker
         For     Against   Abstain   non-votes
      5,199,684  760,022   372,876   1,360,591

Purchases of options and warrants

                                      Broker
         For     Against   Abstain   non-votes
      5,194,790  764,916   372,876   1,360,591

Investment other than in accordance with objectives and policies

                                      Broker
         For     Against   Abstain   non-votes
      5,164,388  795,318   372,876   1,360,591

SHAREHOLDERS' MEETING

KEMPER NEW YORK TAX-FREE INCOME FUND

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

         For      Against    Abstain
      18,496,060  305,314     846,454

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

Investment objectives

                                         Broker
         For      Against    Abstain    non-votes
      13,349,321  532,086   1,455,325   4,311,095

Investment policies

                                         Broker
         For      Against    Abstain    non-votes
      13,343,922  536,319   1,456,491   4,311,095

Diversification

                                         Broker
         For      Against    Abstain    non-votes
      13,345,429  534,812   1,456,491   4,311,095

Borrowing

                                         Broker
         For      Against    Abstain    non-votes
      13,337,226  543,015   1,456,491   4,311,095

Senior securities

                                         Broker
         For      Against    Abstain    non-votes
      13,347,663  532,578   1,456,491   4,311,095

Concentration

                                         Broker
         For      Against    Abstain    non-votes
      13,345,777  534,464   1,456,491   4,311,095

Underwriting of securities

                                         Broker
         For      Against    Abstain    non-votes
      13,347,176  533,065   1,456,491   4,311,095

Investment in real estate

                                         Broker
         For      Against    Abstain    non-votes
      13,344,531  535,710   1,456,491   4,311,095

Purchase of commodities

                                         Broker
         For      Against    Abstain    non-votes
      13,319,106  561,135   1,456,491   4,311,095

Lending

                                         Broker
         For      Against    Abstain    non-votes
      13,342,944  537,297   1,456,491   4,311,095

Margin purchases and short sales

                                         Broker
         For      Against    Abstain    non-votes
      13,325,195  555,046   1,456,491   4,311,095

Pledging of assets

                                         Broker
         For      Against    Abstain    non-votes
      13,310,645  569,596   1,456,491   4,311,095

Purchases of options and warrants

                                         Broker
         For      Against    Abstain    non-votes
      13,315,390  564,851   1,456,491   4,311,095

Investment other than in accordance with objectives and policies

                                         Broker
         For      Against    Abstain    non-votes
      13,271,193  609,048   1,456,491   4,311,095

SHAREHOLDERS' MEETING

KEMPER OHIO TAX-FREE INCOME FUND

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

         For     Against   Abstain
      3,315,028  21,342    117,843

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

Investment objectives

                                      Broker
         For     Against   Abstain   non-votes
      2,114,402  86,724    253,714    999,373

Diversification

                                      Broker
         For     Against   Abstain   non-votes
      2,114,402  86,724    253,714    999,373

Borrowing

                                      Broker
         For     Against   Abstain   non-votes
      2,114,443  86,684    253,714    999,373

Senior securities

                                      Broker
         For     Against   Abstain   non-votes
      2,114,443  86,684    253,714    999,373

Concentration

                                      Broker
         For     Against   Abstain   non-votes
      2,114,443  86,684    253,714    999,373

Underwriting of securities

                                      Broker
         For     Against   Abstain   non-votes
      2,114,443  86,684    253,714    999,373

Investment in real estate

                                      Broker
         For     Against   Abstain   non-votes
      2,114,443  86,684    253,714    999,373

Purchase of commodities

                                      Broker
         For     Against   Abstain   non-votes
      2,111,997  89,130    253,714    999,373

Lending

                                      Broker
         For     Against   Abstain   non-votes
      2,114,443  86,684    253,714    999,373

Margin purchases and short sales

                                      Broker
         For     Against   Abstain   non-votes
      2,111,997  89,130    253,714    999,373

Pledging of assets

                                      Broker
         For     Against   Abstain   non-votes
      2,114,443  86,684    253,714    999,373

Purchases of options and warrants

                                      Broker
         For     Against   Abstain   non-votes
      2,111,997  89,130    253,714    999,373

Investment other than in accordance with objectives and policies

                                      Broker
         For     Against   Abstain   non-votes
      2,111,957  89,170    253,714    999,373

TRUSTEES AND OFFICERS

TRUSTEES                       OFFICERS

DANIEL PIERCE                  MARK S. CASADY              MAUREEN E. KANE
Chairman and Trustee           President                   Assistant Secretary

LEWIS A. BURNHAM               PHILIP J. COLLORA           CAROLINE PEARSON
Trustee                        Vice President and          Assistant Secretary
                               Secretary
DONALD L. DUNAWAY                                          ELIZABETH C. WERTH
Trustee                        JOHN R. HEBBLE              Assistant Secretary
                               Treasurer
ROBERT B. HOFFMAN                                          BRENDA LYONS
Trustee                        ANN M. MCCREARY             Assistant Treasurer
                               Vice President
DONALD R. JONES
Trustee                        ROBERT C. PECK, JR.
                               Vice President
THOMAS W. LITTAUER
Trustee and Vice President     KATHRYN L. QUIRK
                               Vice President
SHIRLEY D. PETERSON
Trustee                        LINDA J. WONDRACK
                               Vice President
WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                 VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                              222 North LaSalle Street
                              Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER                   KEMPER SERVICE COMPANY
SERVICE AGENT                 P.O. Box 419557
                              Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN AND                 INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT                801 Pennsylvania Avenue
                              Kansas City, MO 64105
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER         KEMPER DISTRIBUTORS, INC.
                              222 South Riverside Plaza Chicago, IL 60606 www.kemper.com




[RECYCLED LOGO]
Printed on recycled paper in the U.S.A.
This report is not to be distributed unless preceded or accompanied by a Kemper Tax-Free Income Funds prospectus.
KSTIS-3 (4/19/99) 1071090

                                                             [KEMPER FUNDS LOGO]